FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Years Ended December 31, 2023 and 2022

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Annuity Separate Account D

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

AB Discovery Value Class A Shares	Invesco American Franchise Fund Class A Shares
AB International Value Class A Shares	Invesco Capital Appreciation Class A Shares
AB Large Cap Growth Class A Shares	Invesco Charter Class A Shares
AB Relative Value Class A Shares	Invesco Comstock Class A Shares
AB Value Class A Shares	Invesco Discovery Mid Cap Growth Class A Shares
American Funds - EuroPacific Growth Fund® Class F -1 Shares	Invesco Equity and Income Class A Shares
American Funds - Growth Fund of America® Class F -1 Shares	Invesco Fundamental Alternatives Class A Shares
American Funds - Income Fund of America® Class F -1 Shares	Invesco Global Class A Shares
American Funds - Investment Company of America® Class F -1 Shares	Invesco Main Street Class A Shares
American Funds - The Bond Fund of America® Class A Shares	Invesco Main Street Mid Cap Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	Invesco Value Opportunities Class A Shares
American Funds - The Growth Fund of America® Class A Shares	Janus Henderson Enterprise Class A Shares
American Funds - The Income Fund of America® Class A Shares	Janus Henderson Forty Class A Shares
American Funds - The Investment Company of America® Class A Shares	JPMorgan Small Cap Growth Class A Shares
AMG Renaissance Large Cap Growth Class N Shares	Lord Abbett Affiliated Class A Shares
BlackRock Advantage Global Investor A Shares	Lord Abbett Bond-Debenture Class A Shares
BlackRock Advantage International Investor A Shares	Lord Abbett Mid Cap Stock Class A Shares
BlackRock Advantage Large Cap Core Investor A Shares	MFS® Growth Class A Shares
BlackRock Advantage Large Cap Value Investor A Shares	MFS® Mid Cap Growth Class A Shares
BlackRock Advantage SMID Investor A Shares	MFS® Research International Class A Shares

BlackRock Capital Appreciation Investor A Shares	PIMCO CommodityRealReturn Strategy Class A Shares
BlackRock Global Allocation Investor A Shares	PIMCO Low Duration Class A Shares
BlackRock High Yield Bond Investor A Shares	PIMCO Real Return Class A Shares
BlackRock Impact Mortgage Investor A Shares	PIMCO Total Return Class A Shares
BlackRock International Investor A Shares	Pioneer Class A Shares
BlackRock iShares MSCI EAFE International Index Investor A Shares	Pioneer High Yield Class A Shares
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	Pioneer Select Mid Cap Growth Class A Shares
BlackRock iShares S&P 500 Index Investor A Shares	Putnam International Equity Class A Shares
BlackRock Large Cap Focus Growth Investor A Shares	Putnam Large Cap Growth Class A Shares
BlackRock Large Cap Focus Value Investor A Shares	Putnam Large Cap Value Class A Shares
BlackRock Low Duration Bond Investor A Shares	TA Aegon Sustainable Equity Income Service Class
BlackRock Total Return Investor A Shares	TA Asset Allocation - Conservative Class A Shares
BNY Mellon Appreciation Investor Shares	TA Asset Allocation - Moderate Class A Shares
Cohen & Steers Real Estate Securities Class A Shares	TA Asset Allocation - Moderate Growth Class A Shares
Columbia Large Cap Growth Opportunity Class A Shares	TA BlackRock Government Money Market Initial Class
Columbia Select Mid Cap Growth Class A Shares	TA Bond Class A Shares
Columbia Select Small Cap Value Class A Shares	TA International Focus Initial Class
Davis New York Venture Class A Shares	TA JPMorgan Mid Cap Value Service Class
Delaware Mid Cap Growth Equity Class A Shares	TA Multi-Managed Balanced Class A Shares
Eaton Vance Floating-Rate Class A Shares	TA Small/Mid Cap Value Class A Shares
Eaton Vance Large-Cap Value Class A Shares	TA Sustainable Equity Income Class A Shares
Federated Hermes Equity Income Class A Shares	TA T. Rowe Price Small Cap Service Class
Federated Hermes Kaufmann Class A Shares	TA TS&W International Equity Service Class
Fidelity Advisor® Equity Growth Class A Shares	TA US Growth Class A Shares
Fidelity Advisor® Overseas Class A Shares	TA WMC US Growth Service Class
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Virtus AllianzGI Dividend Value Class A Shares
Franklin Templeton Growth Class A Shares	Virtus AllianzGI Small-Cap Value Class A Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D since 2014.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Discovery Value Class A Shares	94,579.402	$1,832,493	$2,032,511	$-	$2,032,511	56,372	$34.446360	$38.005419
AB International Value Class A Shares	84,047.158	1,023,816	1,206,077	4	1,206,081	168,102	6.894306	7.515931
AB Large Cap Growth Class A Shares	25,411.922	1,504,347	2,089,114	(1)	2,089,113	24,995	83.581876	83.581876
AB Relative Value Class A Shares	655,215.459	3,520,038	3,996,814	(3)	3,996,811	81,090	49.288579	49.288579
AB Value Class A Shares	30,229.323	447,343	495,761	2	495,763	23,456	20.415595	22.525218
American Funds - EuroPacific Growth Fund® Class F -1 Shares	41,830.245	2,259,725	2,276,820	(2)	2,276,818	87,539	24.697247	27.249901
American Funds - Growth Fund of America® Class F -1 Shares	184,143.721	9,754,785	11,529,238	1	11,529,239	230,900	47.315898	52.205967
American Funds - Income Fund of America® Class F -1 Shares	116,845.749	2,506,210	2,729,517	(12)	2,729,505	101,096	25.395449	28.019995
American Funds - Investment Company of America® Class F -1 Shares	102,879.286	4,114,667	5,167,627	(212)	5,167,415	129,138	37.757507	41.659675
American Funds - The Bond Fund of America® Class A Shares	249,088.870	3,121,150	2,862,031	(63)	2,861,968	183,839	15.567785	15.567785
American Funds - The Bond Fund of America® Class F -1 Shares	150,798.257	1,902,812	1,732,672	(180)	1,732,492	140,457	11.755756	12.970710
American Funds - The Growth Fund of America® Class A Shares	565,270.003	28,146,617	35,702,453	1	35,702,454	490,160	72.838328	72.838328
American Funds - The Income Fund of America® Class A Shares	359,588.789	7,855,156	8,428,761	4	8,428,765	216,435	38.943661	38.943661
American Funds - The Investment Company of America® Class A Shares	394,877.969	15,214,590	19,901,850	2	19,901,852	353,540	56.293145	56.293145
AMG Renaissance Large Cap Growth Class N Shares	3,724.077	51,194	61,857	-	61,857	3,030	20.224005	20.931984
BlackRock Advantage Global Investor A Shares	11,447.033	244,371	269,578	(5)	269,573	7,632	33.460344	36.917471
BlackRock Advantage International Investor A Shares	82,654.385	1,359,866	1,472,901	2	1,472,903	75,341	19.065035	20.320433
BlackRock Advantage Large Cap Core Investor A Shares	244,418.606	4,064,073	4,624,400	1	4,624,401	115,706	37.938252	41.857362
BlackRock Advantage Large Cap Value Investor A Shares	99,241.468	2,706,784	2,885,942	15	2,885,957	94,536	29.156168	32.168360
BlackRock Advantage SMID Investor A Shares	167,465.109	4,414,257	4,161,508	(4)	4,161,504	90,915	30.299130	52.857197
BlackRock Capital Appreciation Investor A Shares	994,652.259	29,137,934	31,719,461	(30)	31,719,431	612,088	46.161135	61.531638
BlackRock Global Allocation Investor A Shares	3,476,738.781	66,101,262	63,554,785	(7)	63,554,778	2,300,059	23.327567	38.897589
BlackRock High Yield Bond Investor A Shares	1,804,037.075	13,435,892	12,700,421	(102)	12,700,319	778,870	15.816450	16.857797
BlackRock Impact Mortgage Investor A Shares	1,202,417.442	12,581,346	11,110,337	(138)	11,110,199	1,153,649	9.136854	9.745882
BlackRock International Investor A Shares	84,175.991	1,440,402	1,610,287	1	1,610,288	102,116	15.323187	16.338527
BlackRock iShares MSCI EAFE International Index Investor A Shares	6,927.414	86,700	104,465	-	104,465	5,369	18.644878	20.571587
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	1,535.066	28,786	35,199	1	35,200	1,115	30.229802	33.353345
BlackRock iShares S&P 500 Index Investor A Shares	40,244.002	14,247,299	22,484,726	(37)	22,484,689	725,529	29.932879	31.648854
BlackRock Large Cap Focus Growth Investor A Shares	499,814.434	2,572,758	3,098,849	(55)	3,098,794	197,165	15.552013	15.907731
BlackRock Large Cap Focus Value Investor A Shares	1,178,533.585	20,886,191	21,225,390	(26)	21,225,364	618,055	29.279704	46.307648
BlackRock Low Duration Bond Investor A Shares	6,396.795	61,435	57,571	(4)	57,567	5,764	9.665902	10.310151
BlackRock Total Return Investor A Shares	4,409,959.961	50,756,307	44,275,998	(378)	44,275,620	3,290,200	12.359947	14.495627
BNY Mellon Appreciation Investor Shares	173,280.463	6,271,742	7,062,912	11	7,062,923	176,590	38.119582	42.058130
Cohen & Steers Real Estate Securities Class A Shares	24,797.021	375,004	383,858	10	383,868	12,120	30.312176	33.444244
Columbia Large Cap Growth Opportunity Class A Shares	334,802.656	5,516,436	4,737,458	5	4,737,463	204,811	22.744512	23.628988
Columbia Select Mid Cap Growth Class A Shares	21,550.833	490,422	466,360	(11)	466,349	18,574	24.320105	25.975567
Columbia Select Small Cap Value Class A Shares	439,913.194	6,607,303	8,173,587	(2)	8,173,585	154,668	52.846130	52.846130
Davis New York Venture Class A Shares	661,139.482	18,682,342	17,553,253	36	17,553,289	454,853	30.658160	47.703579

See accompanying notes.	2

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Delaware Mid Cap Growth Equity Class A Shares	106,494.914	$2,348,224	$1,691,139	$1	$1,691,140	47,143	$33.869170	$36.263553
Eaton Vance Floating-Rate Class A Shares	329,230.026	2,916,149	2,864,301	(488)	2,863,813	186,021	14.736469	16.259436
Eaton Vance Large-Cap Value Class A Shares	129,546.776	2,721,389	3,068,963	(18)	3,068,945	135,231	21.839705	23.808062
Federated Hermes Equity Income Class A Shares	45,631.512	968,010	1,010,738	(111)	1,010,627	55,105	17.874906	18.899834
Federated Hermes Kaufmann Class A Shares	629,169.909	3,729,585	3,303,142	61	3,303,203	88,802	35.205361	38.843463
Fidelity Advisor® Equity Growth Class A Shares	129,068.918	1,681,955	2,204,497	(15)	2,204,482	29,482	54.300112	75.552571
Fidelity Advisor® Overseas Class A Shares	19,507.597	366,983	590,495	(3)	590,492	17,700	33.360601	33.360601
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	17,810.014	580,405	685,329	-	685,329	12,499	54.830182	54.830182
Franklin Templeton Growth Class A Shares	107,978.095	2,385,624	2,758,840	2	2,758,842	123,880	17.420508	27.428072
Invesco American Franchise Fund Class A Shares	22,690.121	479,071	511,889	-	511,889	17,165	29.820863	29.820863
Invesco Capital Appreciation Class A Shares	13,249.580	809,443	851,948	(20)	851,928	22,710	35.459965	39.123697
Invesco Charter Class A Shares	17,211.183	292,740	292,246	-	292,246	10,056	29.062268	29.062268
Invesco Comstock Class A Shares	957,171.134	22,297,531	26,149,915	(17)	26,149,898	659,692	32.810286	55.762880
Invesco Discovery Mid Cap Growth Class A Shares	53,208.944	1,229,743	1,252,006	(2)	1,252,004	91,137	13.737537	13.737537
Invesco Equity and Income Class A Shares	185,180.400	1,916,317	1,866,618	-	1,866,618	48,142	38.773197	38.773197
Invesco Fundamental Alternatives Class A Shares	15,913.961	418,311	380,821	-	380,821	23,856	15.963472	15.963472
Invesco Global Class A Shares	29,267.525	2,594,893	2,627,931	8	2,627,939	47,861	54.908256	54.908256
Invesco Main Street Class A Shares	33,142.591	1,635,616	1,647,187	23	1,647,210	38,878	35.398889	49.580048
Invesco Main Street Mid Cap Class A Shares	81,647.818	1,922,979	2,181,630	4	2,181,634	63,190	33.087274	36.505631
Invesco Value Opportunities Class A Shares	21,227.997	313,864	376,160	(4)	376,156	138,320	2.646084	2.824591
Janus Henderson Enterprise Class A Shares	175,950.739	21,767,837	21,840,765	(22)	21,840,743	378,689	55.596561	59.900944
Janus Henderson Forty Class A Shares	101,754.853	4,094,578	4,647,144	12	4,647,156	98,566	45.187407	49.259528
JPMorgan Small Cap Growth Class A Shares	82,465.099	1,489,589	1,307,896	(1)	1,307,895	40,278	30.960961	33.751822
Lord Abbett Affiliated Class A Shares	80,158.902	1,214,992	1,350,677	17	1,350,694	50,177	25.457265	28.087904
Lord Abbett Bond-Debenture Class A Shares	1,207,305.187	9,442,528	8,547,721	(278)	8,547,443	371,258	19.257686	27.485161
Lord Abbett Mid Cap Stock Class A Shares	292,903.632	7,883,877	9,405,136	14	9,405,150	265,044	26.105310	41.785968
MFS® Growth Class A Shares	68,727.847	7,683,919	10,845,942	(11)	10,845,931	231,059	46.940147	46.940147
MFS® Mid Cap Growth Class A Shares	324,571.189	5,998,908	8,679,034	1	8,679,035	160,419	54.102374	54.102374
MFS® Research International Class A Shares	232,502.595	3,910,100	5,152,258	(10)	5,152,248	159,672	32.267757	32.267757
PIMCO CommodityRealReturn Strategy Class A Shares	410,321.845	6,648,617	5,014,133	(14)	5,014,119	677,054	7.050719	7.779740
PIMCO Low Duration Class A Shares	3,167,378.498	30,696,644	29,139,882	(130)	29,139,752	2,585,774	10.798294	11.771445
PIMCO Real Return Class A Shares	1,926,780.894	21,733,737	19,325,612	(399)	19,325,213	1,406,100	13.095826	14.449411
PIMCO Total Return Class A Shares	6,186,903.411	61,970,839	53,516,715	(420)	53,516,295	3,539,220	13.861465	16.536349
Pioneer Class A Shares	32,195.090	1,021,088	1,174,477	57	1,174,534	27,227	41.448053	45.730285
Pioneer High Yield Class A Shares	223,564.010	1,991,966	1,907,001	(268)	1,906,733	97,155	18.804640	20.747816
Pioneer Select Mid Cap Growth Class A Shares	5,023.824	231,096	212,458	-	212,458	5,691	35.833376	38.592445
Putnam International Equity Class A Shares	369,516.963	8,428,856	9,278,571	64	9,278,635	344,591	26.926544	26.926544
Putnam Large Cap Growth Class A Shares	33,480.900	1,315,373	1,825,044	(1)	1,825,043	63,716	28.643466	28.643466
Putnam Large Cap Value Class A Shares	26,754.484	765,803	825,643	-	825,643	44,592	18.515548	18.515548
TA Aegon Sustainable Equity Income Service Class	140,207.087	2,697,178	2,567,192	(6)	2,567,186	223,808	11.129643	11.516256
TA Asset Allocation - Conservative Class A Shares	55,437.197	564,888	559,916	-	559,916	48,437	11.360823	11.778626
TA Asset Allocation - Moderate Class A Shares	119,686.381	1,349,915	1,316,550	-	1,316,550	105,950	12.126820	12.572750
TA Asset Allocation - Moderate Growth Class A Shares	144,034.816	1,723,393	1,731,298	4	1,731,302	128,051	13.203227	13.688700

See accompanying notes.	3

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock Government Money Market Initial Class	5,736,022.250	$5,736,022	$5,736,022	$(187)	$5,735,835	569,758	$9.918372	$10.146359
TA Bond Class A Shares	108,280.921	981,860	880,324	(133)	880,191	650,360	1.299546	1.397625
TA International Focus Initial Class	7,667,836.695	60,907,062	66,480,144	(99)	66,480,045	5,434,870	12.009141	12.426284
TA JPMorgan Mid Cap Value Service Class	122,302.569	1,830,206	1,720,797	-	1,720,797	120,149	13.890468	14.372914
TA Multi-Managed Balanced Class A Shares	46,904.569	1,422,651	1,497,663	1	1,497,664	96,409	15.108557	15.664073
TA Small/Mid Cap Value Class A Shares	853,075.199	19,354,836	23,067,153	4	23,067,157	783,326	28.291509	30.687420
TA Sustainable Equity Income Class A Shares	5,527,825.330	41,354,029	40,961,186	(3)	40,961,183	2,806,642	14.158472	14.910811
TA T. Rowe Price Small Cap Service Class	398,922.404	4,741,538	3,909,440	(5)	3,909,435	245,856	15.632231	16.175213
TA TS&W International Equity Service Class	183,722.219	2,358,291	2,629,065	(4)	2,629,061	225,711	11.489612	11.888711
TA US Growth Class A Shares	964,497.665	22,611,250	24,874,395	(73)	24,874,322	653,778	36.911508	39.259638
TA WMC US Growth Service Class	9,565.184	277,672	325,216	-	325,216	14,719	21.785164	22.541608
Virtus AllianzGI Dividend Value Class A Shares	264,698.092	2,822,915	2,694,627	(4)	2,694,623	141,020	18.413237	20.072944
Virtus AllianzGI Small-Cap Value Class A Shares	263,327.791	3,680,993	3,120,434	(5)	3,120,429	75,835	28.773679	47.515504

See accompanying notes.	4

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Discovery Value Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Relative Value Class A Shares Subaccount

Net Assets as of December 31, 2021:	$2,871,461	$1,720,918	$2,895,325	$4,831,075

Investment Income:
Reinvested Dividends	17,201	16,237	-	47,352
Investment Expense:
Mortality and Expense Risk and Administrative Charges	35,557	22,034	28,141	54,906

Net Investment Income (Loss)	(18,356)	(5,797)	(28,141)	(7,554)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	114,566	-	18,568	248,235
Realized Gain (Loss) on Investments	49,972	(20,548)	51,019	25,098

Net Realized Capital Gains (Losses) on Investments	164,538	(20,548)	69,587	273,333
Net Change in Unrealized Appreciation (Depreciation)	(639,686)	(178,399)	(883,499)	(533,294)

Net Gain (Loss) on Investment	(475,148)	(198,947)	(813,912)	(259,961)

Net Increase (Decrease) in Net Assets Resulting from Operations	(493,504)	(204,744)	(842,053)	(267,515)

Increase (Decrease) in Net Assets from Contract Transactions	(526,455)	(218,975)	(124,192)	(666,118)

Total Increase (Decrease) in Net Assets	(1,019,959)	(423,719)	(966,245)	(933,633)

Net Assets as of December 31, 2022:	$1,851,502	$1,297,199	$1,929,080	$3,897,442

Investment Income:
Reinvested Dividends	9,019	13,816	-	50,761
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,270	20,579	27,729	50,298

Net Investment Income (Loss)	(22,251)	(6,763)	(27,729)	463

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	110,607	-	39,359	193,980
Realized Gain (Loss) on Investments	45,160	15,390	164,268	28,091

Net Realized Capital Gains (Losses) on Investments	155,767	15,390	203,627	222,071
Net Change in Unrealized Appreciation (Depreciation)	145,405	151,214	430,965	137,583

Net Gain (Loss) on Investment	301,172	166,604	634,592	359,654

Net Increase (Decrease) in Net Assets Resulting from Operations	278,921	159,841	606,863	360,117

Increase (Decrease) in Net Assets from Contract Transactions	(97,912)	(250,959)	(446,830)	(260,748)

Total Increase (Decrease) in Net Assets	181,009	(91,118)	160,033	99,369

Net Assets as of December 31, 2023:	$2,032,511	$1,206,081	$2,089,113	$3,996,811

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Value Class A Shares Subaccount	American Funds - EuroPacific Growth Fund® Class F -1 Shares Subaccount	American Funds - Growth Fund of America® Class F -1 Shares Subaccount	American Funds - Income Fund of America® Class F -1 Shares Subaccount

Net Assets as of December 31, 2021:	$395,022	$3,514,077	$15,935,427	$3,743,875

Investment Income:
Reinvested Dividends	6,437	28,519	25,730	103,241
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,303	40,043	176,707	50,407

Net Investment Income (Loss)	134	(11,524)	(150,977)	52,834

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,600	13,387	359,394	107,632
Realized Gain (Loss) on Investments	9,568	47,940	939,172	119,976

Net Realized Capital Gains (Losses) on Investments	58,168	61,327	1,298,566	227,608
Net Change in Unrealized Appreciation (Depreciation)	(78,817)	(880,493)	(6,040,125)	(580,760)

Net Gain (Loss) on Investment	(20,649)	(819,166)	(4,741,559)	(353,152)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,515)	(830,690)	(4,892,536)	(300,318)

Increase (Decrease) in Net Assets from Contract Transactions	84,803	(145,761)	(1,276,576)	(350,912)

Total Increase (Decrease) in Net Assets	64,288	(976,451)	(6,169,112)	(651,230)

Net Assets as of December 31, 2022:	$459,310	$2,537,626	$9,766,315	$3,092,645

Investment Income:
Reinvested Dividends	5,630	34,762	58,961	106,019
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,153	36,164	169,892	45,929

Net Investment Income (Loss)	(2,523)	(1,402)	(110,931)	60,090

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,805	41,470	746,514	-
Realized Gain (Loss) on Investments	4,904	32,620	390,371	162,870

Net Realized Capital Gains (Losses) on Investments	21,709	74,090	1,136,885	162,870
Net Change in Unrealized Appreciation (Depreciation)	53,911	233,858	2,162,027	(67,918)

Net Gain (Loss) on Investment	75,620	307,948	3,298,912	94,952

Net Increase (Decrease) in Net Assets Resulting from Operations	73,097	306,546	3,187,981	155,042

Increase (Decrease) in Net Assets from Contract Transactions	(36,644)	(567,354)	(1,425,057)	(518,182)

Total Increase (Decrease) in Net Assets	36,453	(260,808)	1,762,924	(363,140)

Net Assets as of December 31, 2023:	$495,763	$2,276,818	$11,529,239	$2,729,505

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	American Funds - Investment Company of America® Class F -1 Shares Subaccount	American Funds - The Bond Fund of America® Class A Shares Subaccount	American Funds - The Bond Fund of America® Class F -1 Shares Subaccount	American Funds - The Growth Fund of America® Class A Shares Subaccount

Net Assets as of December 31, 2021:	$6,485,322	$4,096,621	$2,191,573	$48,831,813

Investment Income:
Reinvested Dividends	67,445	86,879	48,723	98,559
Investment Expense:
Mortality and Expense Risk and Administrative Charges	78,534	44,327	30,186	473,194

Net Investment Income (Loss)	(11,089)	42,552	18,537	(374,635)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	213,954	4,189	2,385	1,099,678
Realized Gain (Loss) on Investments	285,964	8,245	(24,846)	1,032,001

Net Realized Capital Gains (Losses) on Investments	499,918	12,434	(22,461)	2,131,679
Net Change in Unrealized Appreciation (Depreciation)	(1,540,340)	(589,732)	(299,785)	(16,838,482)

Net Gain (Loss) on Investment	(1,040,422)	(577,298)	(322,246)	(14,706,803)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,051,511)	(534,746)	(303,709)	(15,081,438)

Increase (Decrease) in Net Assets from Contract Transactions	(733,095)	(495,667)	(71,232)	(3,453,606)

Total Increase (Decrease) in Net Assets	(1,784,606)	(1,030,413)	(374,941)	(18,535,044)

Net Assets as of December 31, 2022:	$4,700,716	$3,066,208	$1,816,632	$30,296,769

Investment Income:
Reinvested Dividends	73,059	106,366	61,214	196,259
Investment Expense:
Mortality and Expense Risk and Administrative Charges	77,771	38,111	27,906	430,369

Net Investment Income (Loss)	(4,712)	68,255	33,308	(234,110)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	177,754	-	-	2,281,375
Realized Gain (Loss) on Investments	149,277	(21,555)	(32,616)	1,543,385

Net Realized Capital Gains (Losses) on Investments	327,031	(21,555)	(32,616)	3,824,760
Net Change in Unrealized Appreciation (Depreciation)	823,935	48,192	51,635	6,547,289

Net Gain (Loss) on Investment	1,150,966	26,637	19,019	10,372,049

Net Increase (Decrease) in Net Assets Resulting from Operations	1,146,254	94,892	52,327	10,137,939

Increase (Decrease) in Net Assets from Contract Transactions	(679,555)	(299,132)	(136,467)	(4,732,254)

Total Increase (Decrease) in Net Assets	466,699	(204,240)	(84,140)	5,405,685

Net Assets as of December 31, 2023:	$5,167,415	$2,861,968	$1,732,492	$35,702,454

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	American Funds - The Income Fund of America® Class A Shares Subaccount	American Funds - The Investment Company of America® Class A Shares Subaccount	AMG Renaissance Large Cap Growth Class N Shares Subaccount	BlackRock Advantage Global Investor A Shares Subaccount

Net Assets as of December 31, 2021:	$10,797,409	$23,660,007	$87,030	$352,963

Investment Income:
Reinvested Dividends	298,677	265,998	90	4,705
Investment Expense:
Mortality and Expense Risk and Administrative Charges	123,878	250,791	1,117	4,531

Net Investment Income (Loss)	174,799	15,207	(1,027)	174

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	307,106	799,214	3,676	-
Realized Gain (Loss) on Investments	374,422	431,406	2,181	(3,361)

Net Realized Capital Gains (Losses) on Investments	681,528	1,230,620	5,857	(3,361)
Net Change in Unrealized Appreciation (Depreciation)	(1,663,756)	(5,058,571)	(20,681)	(64,153)

Net Gain (Loss) on Investment	(982,228)	(3,827,951)	(14,824)	(67,514)

Net Increase (Decrease) in Net Assets Resulting from Operations	(807,429)	(3,812,744)	(15,851)	(67,340)

Increase (Decrease) in Net Assets from Contract Transactions	(1,112,260)	(2,237,068)	(13,903)	(16,396)

Total Increase (Decrease) in Net Assets	(1,919,689)	(6,049,812)	(29,754)	(83,736)

Net Assets as of December 31, 2022:	$8,877,720	$17,610,195	$57,276	$269,227

Investment Income:
Reinvested Dividends	315,061	288,668	35	4,033
Investment Expense:
Mortality and Expense Risk and Administrative Charges	109,864	240,443	1,046	4,325

Net Investment Income (Loss)	205,197	48,225	(1,011)	(292)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	678,309	4,237	-
Realized Gain (Loss) on Investments	281,587	486,013	1,523	112

Net Realized Capital Gains (Losses) on Investments	281,587	1,164,322	5,760	112
Net Change in Unrealized Appreciation (Depreciation)	15,818	3,262,633	7,497	50,223

Net Gain (Loss) on Investment	297,405	4,426,955	13,257	50,335

Net Increase (Decrease) in Net Assets Resulting from Operations	502,602	4,475,180	12,246	50,043

Increase (Decrease) in Net Assets from Contract Transactions	(951,557)	(2,183,523)	(7,665)	(49,697)

Total Increase (Decrease) in Net Assets	(448,955)	2,291,657	4,581	346

Net Assets as of December 31, 2023:	$8,428,765	$19,901,852	$61,857	$269,573

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock Advantage International Investor A Shares Subaccount	BlackRock Advantage Large Cap Core Investor A Shares Subaccount	BlackRock Advantage Large Cap Value Investor A Shares Subaccount	BlackRock Advantage SMID Investor A Shares Subaccount

Net Assets as of December 31, 2021:	$1,926,866	$6,202,571	$3,481,864	$5,461,476

Investment Income:
Reinvested Dividends	45,800	45,376	43,500	37,020
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,642	78,268	47,827	62,603

Net Investment Income (Loss)	20,158	(32,892)	(4,327)	(25,583)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	248,880	118,786	-
Realized Gain (Loss) on Investments	8,893	(15,444)	109,336	(188,004)

Net Realized Capital Gains (Losses) on Investments	8,893	233,436	228,122	(188,004)
Net Change in Unrealized Appreciation (Depreciation)	(337,982)	(1,505,216)	(560,238)	(752,957)

Net Gain (Loss) on Investment	(329,089)	(1,271,780)	(332,116)	(940,961)

Net Increase (Decrease) in Net Assets Resulting from Operations	(308,931)	(1,304,672)	(336,443)	(966,544)

Increase (Decrease) in Net Assets from Contract Transactions	(265,579)	(428,123)	(242,343)	(338,669)

Total Increase (Decrease) in Net Assets	(574,510)	(1,732,795)	(578,786)	(1,305,213)

Net Assets as of December 31, 2022:	$1,352,356	$4,469,776	$2,903,078	$4,156,263

Investment Income:
Reinvested Dividends	36,869	39,444	45,509	34,252
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,740	75,213	49,902	55,535

Net Investment Income (Loss)	13,129	(35,769)	(4,393)	(21,283)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	37,104	-
Realized Gain (Loss) on Investments	15,456	37,628	23,407	(251,825)

Net Realized Capital Gains (Losses) on Investments	15,456	37,628	60,511	(251,825)
Net Change in Unrealized Appreciation (Depreciation)	193,242	953,100	260,936	909,283

Net Gain (Loss) on Investment	208,698	990,728	321,447	657,458

Net Increase (Decrease) in Net Assets Resulting from Operations	221,827	954,959	317,054	636,175

Increase (Decrease) in Net Assets from Contract Transactions	(101,280)	(800,334)	(334,175)	(630,934)

Total Increase (Decrease) in Net Assets	120,547	154,625	(17,121)	5,241

Net Assets as of December 31, 2023:	$1,472,903	$4,624,401	$2,885,957	$4,161,504

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock Capital Appreciation Investor A Shares Subaccount	BlackRock Global Allocation Investor A Shares Subaccount	BlackRock High Yield Bond Investor A Shares Subaccount	BlackRock Impact Mortgage Investor A Shares Subaccount

Net Assets as of December 31, 2021:	$43,342,704	$93,766,818	$18,309,702	$15,305,841

Investment Income:
Reinvested Dividends	-	-	772,391	272,261
Investment Expense:
Mortality and Expense Risk and Administrative Charges	487,518	1,132,047	234,022	172,588

Net Investment Income (Loss)	(487,518)	(1,132,047)	538,369	99,673

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,565,818	4,040,096	-	-
Realized Gain (Loss) on Investments	447,767	(1,585,241)	(459,439)	(218,989)

Net Realized Capital Gains (Losses) on Investments	3,013,585	2,454,855	(459,439)	(218,989)
Net Change in Unrealized Appreciation (Depreciation)	(19,590,801)	(17,010,898)	(2,239,595)	(1,994,770)

Net Gain (Loss) on Investment	(16,577,216)	(14,556,043)	(2,699,034)	(2,213,759)

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,064,734)	(15,688,090)	(2,160,665)	(2,114,086)

Increase (Decrease) in Net Assets from Contract Transactions	3,380,705	(11,832,810)	(3,057,647)	(1,770,435)

Total Increase (Decrease) in Net Assets	(13,684,029)	(27,520,900)	(5,218,312)	(3,884,521)

Net Assets as of December 31, 2022:	$29,658,675	$66,245,918	$13,091,390	$11,421,320

Investment Income:
Reinvested Dividends	-	731,321	855,561	363,127
Investment Expense:
Mortality and Expense Risk and Administrative Charges	477,147	991,440	214,650	151,666

Net Investment Income (Loss)	(477,147)	(260,119)	640,911	211,461

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,168,564	-	-	-
Realized Gain (Loss) on Investments	959,702	(1,346,988)	(270,629)	(242,165)

Net Realized Capital Gains (Losses) on Investments	2,128,266	(1,346,988)	(270,629)	(242,165)
Net Change in Unrealized Appreciation (Depreciation)	10,405,105	8,096,251	1,026,137	351,864

Net Gain (Loss) on Investment	12,533,371	6,749,263	755,508	109,699

Net Increase (Decrease) in Net Assets Resulting from Operations	12,056,224	6,489,144	1,396,419	321,160

Increase (Decrease) in Net Assets from Contract Transactions	(9,995,468)	(9,180,284)	(1,787,490)	(632,281)

Total Increase (Decrease) in Net Assets	2,060,756	(2,691,140)	(391,071)	(311,121)

Net Assets as of December 31, 2023:	$31,719,431	$63,554,778	$12,700,319	$11,110,199

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock International Investor A Shares Subaccount	BlackRock iShares MSCI EAFE International Index Investor A Shares Subaccount	BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares Subaccount	BlackRock iShares S&P 500 Index Investor A Shares Subaccount

Net Assets as of December 31, 2021:	$2,164,783	$135,222	$45,932	$26,644,665

Investment Income:
Reinvested Dividends	15,072	2,631	377	281,732
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,349	1,797	591	335,502

Net Investment Income (Loss)	(12,277)	834	(214)	(53,770)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	107	69,275
Realized Gain (Loss) on Investments	19,302	1,520	7,519	1,300,166

Net Realized Capital Gains (Losses) on Investments	19,302	1,520	7,626	1,369,441
Net Change in Unrealized Appreciation (Depreciation)	(547,025)	(23,671)	(17,242)	(6,477,846)

Net Gain (Loss) on Investment	(527,723)	(22,151)	(9,616)	(5,108,405)

Net Increase (Decrease) in Net Assets Resulting from Operations	(540,000)	(21,317)	(9,830)	(5,162,175)

Increase (Decrease) in Net Assets from Contract Transactions	17,413	(9,087)	(3,403)	(1,079,449)

Total Increase (Decrease) in Net Assets	(522,587)	(30,404)	(13,233)	(6,241,624)

Net Assets as of December 31, 2022:	$1,642,196	$104,818	$32,699	$20,403,041

Investment Income:
Reinvested Dividends	14,016	2,999	448	271,555
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,258	1,698	545	328,216

Net Investment Income (Loss)	(12,242)	1,301	(97)	(56,661)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	473	14,451
Realized Gain (Loss) on Investments	29,085	2,360	670	1,439,292

Net Realized Capital Gains (Losses) on Investments	29,085	2,360	1,143	1,453,743
Net Change in Unrealized Appreciation (Depreciation)	249,203	11,504	3,562	3,207,660

Net Gain (Loss) on Investment	278,288	13,864	4,705	4,661,403

Net Increase (Decrease) in Net Assets Resulting from Operations	266,046	15,165	4,608	4,604,742

Increase (Decrease) in Net Assets from Contract Transactions	(297,954)	(15,518)	(2,107)	(2,523,094)

Total Increase (Decrease) in Net Assets	(31,908)	(353)	2,501	2,081,648

Net Assets as of December 31, 2023:	$1,610,288	$104,465	$35,200	$22,484,689

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock Large Cap Focus Growth Investor A Shares Subaccount	BlackRock Large Cap Focus Value Investor A Shares Subaccount	BlackRock Low Duration Bond Investor A Shares Subaccount	BlackRock Total Return Investor A Shares Subaccount

Net Assets as of December 31, 2021:	$4,312,711	$28,096,823	$66,735	$62,986,969

Investment Income:
Reinvested Dividends	-	312,269	1,280	1,275,156
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,370	362,858	974	759,791

Net Investment Income (Loss)	(50,370)	(50,589)	306	515,365

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	59,922	2,105,417	556	-
Realized Gain (Loss) on Investments	55,296	(1,408,477)	(568)	(1,576,076)

Net Realized Capital Gains (Losses) on Investments	115,218	696,940	(12)	(1,576,076)
Net Change in Unrealized Appreciation (Depreciation)	(1,781,000)	(2,225,713)	(4,573)	(8,392,303)

Net Gain (Loss) on Investment	(1,665,782)	(1,528,773)	(4,585)	(9,968,379)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,716,152)	(1,579,362)	(4,279)	(9,453,014)

Increase (Decrease) in Net Assets from Contract Transactions	10,338	(4,709,246)	(3,541)	(7,346,654)

Total Increase (Decrease) in Net Assets	(1,705,814)	(6,288,608)	(7,820)	(16,799,668)

Net Assets as of December 31, 2022:	$2,606,897	$21,808,215	$58,915	$46,187,301

Investment Income:
Reinvested Dividends	-	439,801	2,214	1,744,206
Investment Expense:
Mortality and Expense Risk and Administrative Charges	48,202	322,787	952	684,890

Net Investment Income (Loss)	(48,202)	117,014	1,262	1,059,316

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	107,499	555,932	-	-
Realized Gain (Loss) on Investments	127,670	(1,003,587)	(387)	(1,291,048)

Net Realized Capital Gains (Losses) on Investments	235,169	(447,655)	(387)	(1,291,048)
Net Change in Unrealized Appreciation (Depreciation)	1,001,430	3,153,074	1,214	1,963,518

Net Gain (Loss) on Investment	1,236,599	2,705,419	827	672,470

Net Increase (Decrease) in Net Assets Resulting from Operations	1,188,397	2,822,433	2,089	1,731,786

Increase (Decrease) in Net Assets from Contract Transactions	(696,500)	(3,405,284)	(3,437)	(3,643,467)

Total Increase (Decrease) in Net Assets	491,897	(582,851)	(1,348)	(1,911,681)

Net Assets as of December 31, 2023:	$3,098,794	$21,225,364	$57,567	$44,275,620

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BNY Mellon Appreciation Investor Shares Subaccount	Cohen & Steers Real Estate Securities Class A Shares Subaccount	Columbia Large Cap Growth Opportunity Class A Shares Subaccount	Columbia Select Mid Cap Growth Class A Shares Subaccount

Net Assets as of December 31, 2021:	$9,945,695	$586,282	$6,114,990	$501,343

Investment Income:
Reinvested Dividends	42,886	12,779	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	124,051	7,554	75,795	6,380

Net Investment Income (Loss)	(81,165)	5,225	(75,795)	(6,380)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	579,833	19,536	832,664	-
Realized Gain (Loss) on Investments	401,829	16,779	(110,135)	(14,339)

Net Realized Capital Gains (Losses) on Investments	981,662	36,315	722,529	(14,339)
Net Change in Unrealized Appreciation (Depreciation)	(2,805,125)	(202,859)	(2,527,433)	(148,941)

Net Gain (Loss) on Investment	(1,823,463)	(166,544)	(1,804,904)	(163,280)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,904,628)	(161,319)	(1,880,699)	(169,660)

Increase (Decrease) in Net Assets from Contract Transactions	(936,584)	(309)	3,428	33,756

Total Increase (Decrease) in Net Assets	(2,841,212)	(161,628)	(1,877,271)	(135,904)

Net Assets as of December 31, 2022:	$7,104,483	$424,654	$4,237,719	$365,439

Investment Income:
Reinvested Dividends	45,160	11,208	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	114,732	6,062	73,289	6,525

Net Investment Income (Loss)	(69,572)	5,146	(73,289)	(6,525)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	469,711	-	-	-
Realized Gain (Loss) on Investments	459,797	(8,072)	(315,521)	(8,491)

Net Realized Capital Gains (Losses) on Investments	929,508	(8,072)	(315,521)	(8,491)
Net Change in Unrealized Appreciation (Depreciation)	395,237	47,247	1,523,997	102,871

Net Gain (Loss) on Investment	1,324,745	39,175	1,208,476	94,380

Net Increase (Decrease) in Net Assets Resulting from Operations	1,255,173	44,321	1,135,187	87,855

Increase (Decrease) in Net Assets from Contract Transactions	(1,296,733)	(85,107)	(635,443)	13,055

Total Increase (Decrease) in Net Assets	(41,560)	(40,786)	499,744	100,910

Net Assets as of December 31, 2023:	$7,062,923	$383,868	$4,737,463	$466,349

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Columbia Select Small Cap Value Class A Shares Subaccount	Davis New York Venture Class A Shares Subaccount	Delaware Mid Cap Growth Equity Class A Shares Subaccount	Eaton Vance Floating-Rate Class A Shares Subaccount

Net Assets as of December 31, 2021:	$10,864,550	$21,474,771	$3,394,719	$3,710,404

Investment Income:
Reinvested Dividends	66,119	263,376	-	149,894
Investment Expense:
Mortality and Expense Risk and Administrative Charges	118,061	255,481	29,996	52,145

Net Investment Income (Loss)	(51,942)	7,895	(29,996)	97,749

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	298,598	918,386	379,119	-
Realized Gain (Loss) on Investments	76,887	(750,621)	(72,617)	(83,229)

Net Realized Capital Gains (Losses) on Investments	375,485	167,765	306,502	(83,229)
Net Change in Unrealized Appreciation (Depreciation)	(2,045,220)	(4,092,130)	(1,847,003)	(165,668)

Net Gain (Loss) on Investment	(1,669,735)	(3,924,365)	(1,540,501)	(248,897)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,721,677)	(3,916,470)	(1,570,497)	(151,148)

Increase (Decrease) in Net Assets from Contract Transactions	(1,062,458)	(1,558,115)	(110,367)	(515,276)

Total Increase (Decrease) in Net Assets	(2,784,135)	(5,474,585)	(1,680,864)	(666,424)

Net Assets as of December 31, 2022:	$8,080,415	$16,000,186	$1,713,855	$3,043,980

Investment Income:
Reinvested Dividends	58,675	152,917	-	253,599
Investment Expense:
Mortality and Expense Risk and Administrative Charges	105,245	245,283	23,110	50,344

Net Investment Income (Loss)	(46,570)	(92,366)	(23,110)	203,255

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	449,586	1,208,754	-	-
Realized Gain (Loss) on Investments	111,041	(743,839)	(164,952)	(44,040)

Net Realized Capital Gains (Losses) on Investments	560,627	464,915	(164,952)	(44,040)
Net Change in Unrealized Appreciation (Depreciation)	328,568	3,788,529	482,044	127,728

Net Gain (Loss) on Investment	889,195	4,253,444	317,092	83,688

Net Increase (Decrease) in Net Assets Resulting from Operations	842,625	4,161,078	293,982	286,943

Increase (Decrease) in Net Assets from Contract Transactions	(749,455)	(2,607,975)	(316,697)	(467,110)

Total Increase (Decrease) in Net Assets	93,170	1,553,103	(22,715)	(180,167)

Net Assets as of December 31, 2023:	$8,173,585	$17,553,289	$1,691,140	$2,863,813

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Eaton Vance Large-Cap Value Class A Shares Subaccount	Federated Hermes Equity Income Class A Shares Subaccount	Federated Hermes Kaufmann Class A Shares Subaccount	Fidelity Advisor® Equity Growth Class A Shares Subaccount

Net Assets as of December 31, 2021:	$3,788,416	$1,380,093	$4,780,655	$2,980,642

Investment Income:
Reinvested Dividends	33,961	13,570	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	51,567	18,227	55,972	30,588

Net Investment Income (Loss)	(17,606)	(4,657)	(55,972)	(30,588)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	94,893	59,210	-	43,630
Realized Gain (Loss) on Investments	280,555	(4,506)	(68,044)	98,007

Net Realized Capital Gains (Losses) on Investments	375,448	54,704	(68,044)	141,637
Net Change in Unrealized Appreciation (Depreciation)	(501,818)	(176,690)	(1,401,849)	(854,371)

Net Gain (Loss) on Investment	(126,370)	(121,986)	(1,469,893)	(712,734)

Net Increase (Decrease) in Net Assets Resulting from Operations	(143,976)	(126,643)	(1,525,865)	(743,322)

Increase (Decrease) in Net Assets from Contract Transactions	(570,382)	(250,011)	(25,715)	(232,763)

Total Increase (Decrease) in Net Assets	(714,358)	(376,654)	(1,551,580)	(976,085)

Net Assets as of December 31, 2022:	$3,074,058	$1,003,439	$3,229,075	$2,004,557

Investment Income:
Reinvested Dividends	30,093	11,334	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,855	16,411	51,653	27,989

Net Investment Income (Loss)	(19,762)	(5,077)	(51,653)	(27,989)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	58,770	2,086	61,668	12,420
Realized Gain (Loss) on Investments	66,517	(9,618)	(70,004)	110,718

Net Realized Capital Gains (Losses) on Investments	125,287	(7,532)	(8,336)	123,138
Net Change in Unrealized Appreciation (Depreciation)	83,947	82,427	455,470	517,285

Net Gain (Loss) on Investment	209,234	74,895	447,134	640,423

Net Increase (Decrease) in Net Assets Resulting from Operations	189,472	69,818	395,481	612,434

Increase (Decrease) in Net Assets from Contract Transactions	(194,585)	(62,630)	(321,353)	(412,509)

Total Increase (Decrease) in Net Assets	(5,113)	7,188	74,128	199,925

Net Assets as of December 31, 2023:	$3,068,945	$1,010,627	$3,303,203	$2,204,482

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity Advisor® Overseas Class A Shares Subaccount	Fidelity Advisor® Stock Selector Mid Cap Class A Shares Subaccount	Franklin Templeton Growth Class A Shares Subaccount	Invesco American Franchise Fund Class A Shares Subaccount

Net Assets as of December 31, 2021:	$719,006	$849,127	$3,468,745	$578,621

Investment Income:
Reinvested Dividends	1,991	3,245	25,817	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,168	9,268	42,706	5,781

Net Investment Income (Loss)	(5,177)	(6,023)	(16,889)	(5,781)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	58,661	-	30,161
Realized Gain (Loss) on Investments	10,242	24,043	5,703	9,483

Net Realized Capital Gains (Losses) on Investments	10,242	82,704	5,703	39,644
Net Change in Unrealized Appreciation (Depreciation)	(188,183)	(201,560)	(412,426)	(214,852)

Net Gain (Loss) on Investment	(177,941)	(118,856)	(406,723)	(175,208)

Net Increase (Decrease) in Net Assets Resulting from Operations	(183,118)	(124,879)	(423,612)	(180,989)

Increase (Decrease) in Net Assets from Contract Transactions	(16,087)	(52,363)	(207,831)	16,620

Total Increase (Decrease) in Net Assets	(199,205)	(177,242)	(631,443)	(164,369)

Net Assets as of December 31, 2022:	$519,801	$671,885	$2,837,302	$414,252

Investment Income:
Reinvested Dividends	4,381	4,183	30,939	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,228	8,852	40,208	6,103

Net Investment Income (Loss)	(2,847)	(4,669)	(9,269)	(6,103)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	14,911	30,627	56,947	6,282

Net Realized Capital Gains (Losses) on Investments	14,911	30,627	56,947	6,282
Net Change in Unrealized Appreciation (Depreciation)	82,580	70,685	447,990	156,318

Net Gain (Loss) on Investment	97,491	101,312	504,937	162,600

Net Increase (Decrease) in Net Assets Resulting from Operations	94,644	96,643	495,668	156,497

Increase (Decrease) in Net Assets from Contract Transactions	(23,953)	(83,199)	(574,128)	(58,860)

Total Increase (Decrease) in Net Assets	70,691	13,444	(78,460)	97,637

Net Assets as of December 31, 2023:	$590,492	$685,329	$2,758,842	$511,889

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Invesco Capital Appreciation Class A Shares Subaccount	Invesco Charter Class A Shares Subaccount	Invesco Comstock Class A Shares Subaccount	Invesco Discovery Mid Cap Growth Class A Shares Subaccount

Net Assets as of December 31, 2021:	$1,150,952	$272,225	$34,752,813	$1,929,642

Investment Income:
Reinvested Dividends	-	1,599	508,130	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,749	2,912	444,914	17,931

Net Investment Income (Loss)	(12,749)	(1,313)	63,216	(17,931)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,313	6,764	2,785,024	-
Realized Gain (Loss) on Investments	(9,934)	(805)	1,609,006	11,744

Net Realized Capital Gains (Losses) on Investments	(3,621)	5,959	4,394,030	11,744
Net Change in Unrealized Appreciation (Depreciation)	(332,456)	(63,156)	(4,644,139)	(598,241)

Net Gain (Loss) on Investment	(336,077)	(57,197)	(250,109)	(586,497)

Net Increase (Decrease) in Net Assets Resulting from Operations	(348,826)	(58,510)	(186,893)	(604,428)

Increase (Decrease) in Net Assets from Contract Transactions	(74,515)	(8,529)	(7,983,123)	(91,211)

Total Increase (Decrease) in Net Assets	(423,341)	(67,039)	(8,170,016)	(695,639)

Net Assets as of December 31, 2022:	$727,611	$205,186	$26,582,797	$1,234,003

Investment Income:
Reinvested Dividends	-	1,006	449,360	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,695	2,666	398,321	15,859

Net Investment Income (Loss)	(12,695)	(1,660)	51,039	(15,859)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	16,190	1,640,987	-
Realized Gain (Loss) on Investments	(18,812)	(4,586)	776,855	3,900

Net Realized Capital Gains (Losses) on Investments	(18,812)	11,604	2,417,842	3,900
Net Change in Unrealized Appreciation (Depreciation)	260,932	34,039	155,525	144,976

Net Gain (Loss) on Investment	242,120	45,643	2,573,367	148,876

Net Increase (Decrease) in Net Assets Resulting from Operations	229,425	43,983	2,624,406	133,017

Increase (Decrease) in Net Assets from Contract Transactions	(105,108)	43,077	(3,057,305)	(115,016)

Total Increase (Decrease) in Net Assets	124,317	87,060	(432,899)	18,001

Net Assets as of December 31, 2023:	$851,928	$292,246	$26,149,898	$1,252,004

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Invesco Equity and Income Class A Shares Subaccount	Invesco Fundamental Alternatives Class A Shares Subaccount	Invesco Global Class A Shares Subaccount	Invesco Main Street Class A Shares Subaccount

Net Assets as of December 31, 2021:	$2,334,443	$494,370	$3,298,718	$2,623,342

Investment Income:
Reinvested Dividends	36,670	-	-	20,041
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,174	5,826	31,365	32,416

Net Investment Income (Loss)	9,496	(5,826)	(31,365)	(12,375)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	88,826	10,504	271,775	67,068
Realized Gain (Loss) on Investments	8,241	(6,058)	38,513	(8,755)

Net Realized Capital Gains (Losses) on Investments	97,067	4,446	310,288	58,313
Net Change in Unrealized Appreciation (Depreciation)	(309,779)	(39,664)	(1,352,419)	(603,225)

Net Gain (Loss) on Investment	(212,712)	(35,218)	(1,042,131)	(544,912)

Net Increase (Decrease) in Net Assets Resulting from Operations	(203,216)	(41,044)	(1,073,496)	(557,287)

Increase (Decrease) in Net Assets from Contract Transactions	(174,174)	(43,521)	(12,990)	(130,460)

Total Increase (Decrease) in Net Assets	(377,390)	(84,565)	(1,086,486)	(687,747)

Net Assets as of December 31, 2022:	$1,957,053	$409,805	$2,212,232	$1,935,595

Investment Income:
Reinvested Dividends	38,217	3,132	-	2,538
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,968	4,981	32,268	25,329

Net Investment Income (Loss)	13,249	(1,849)	(32,268)	(22,791)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	86,622	13,425	264,858	111,130
Realized Gain (Loss) on Investments	(10,911)	(5,464)	33,298	(699)

Net Realized Capital Gains (Losses) on Investments	75,711	7,961	298,156	110,431
Net Change in Unrealized Appreciation (Depreciation)	61,742	2,336	428,385	242,853

Net Gain (Loss) on Investment	137,453	10,297	726,541	353,284

Net Increase (Decrease) in Net Assets Resulting from Operations	150,702	8,448	694,273	330,493

Increase (Decrease) in Net Assets from Contract Transactions	(241,137)	(37,432)	(278,566)	(618,878)

Total Increase (Decrease) in Net Assets	(90,435)	(28,984)	415,707	(288,385)

Net Assets as of December 31, 2023:	$1,866,618	$380,821	$2,627,939	$1,647,210

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Invesco Main Street Mid Cap Class A Shares Subaccount	Invesco Value Opportunities Class A Shares Subaccount	Janus Henderson Enterprise Class A Shares Subaccount	Janus Henderson Forty Class A Shares Subaccount

Net Assets as of December 31, 2021:	$3,275,848	$316,717	$31,019,403	$6,397,342

Investment Income:
Reinvested Dividends	2,817	2,435	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,376	4,854	395,508	75,995

Net Investment Income (Loss)	(37,559)	(2,419)	(395,508)	(75,995)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	76,750	29,421	2,232,507	2,617
Realized Gain (Loss) on Investments	158,145	50,037	1,393,787	21,838

Net Realized Capital Gains (Losses) on Investments	234,895	79,458	3,626,294	24,455
Net Change in Unrealized Appreciation (Depreciation)	(682,742)	(76,942)	(8,614,517)	(2,202,362)

Net Gain (Loss) on Investment	(447,847)	2,516	(4,988,223)	(2,177,907)

Net Increase (Decrease) in Net Assets Resulting from Operations	(485,406)	97	(5,383,731)	(2,253,902)

Increase (Decrease) in Net Assets from Contract Transactions	(647,309)	37,718	(3,393,988)	35,485

Total Increase (Decrease) in Net Assets	(1,132,715)	37,815	(8,777,719)	(2,218,417)

Net Assets as of December 31, 2022:	$2,143,133	$354,532	$22,241,684	$4,178,925

Investment Income:
Reinvested Dividends	-	765	-	628
Investment Expense:
Mortality and Expense Risk and Administrative Charges	35,271	5,766	357,829	73,022

Net Investment Income (Loss)	(35,271)	(5,001)	(357,829)	(72,394)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	7,589	1,613,452	366,430
Realized Gain (Loss) on Investments	57,194	6,578	1,042,462	277,389

Net Realized Capital Gains (Losses) on Investments	57,194	14,167	2,655,914	643,819
Net Change in Unrealized Appreciation (Depreciation)	232,824	36,030	927,592	850,693

Net Gain (Loss) on Investment	290,018	50,197	3,583,506	1,494,512

Net Increase (Decrease) in Net Assets Resulting from Operations	254,747	45,196	3,225,677	1,422,118

Increase (Decrease) in Net Assets from Contract Transactions	(216,246)	(23,572)	(3,626,618)	(953,887)

Total Increase (Decrease) in Net Assets	38,501	21,624	(400,941)	468,231

Net Assets as of December 31, 2023:	$2,181,634	$376,156	$21,840,743	$4,647,156

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	JPMorgan Small Cap Growth Class A Shares Subaccount	Lord Abbett Affiliated Class A Shares Subaccount	Lord Abbett Bond-Debenture Class A Shares Subaccount	Lord Abbett Mid Cap Stock Class A Shares Subaccount

Net Assets as of December 31, 2021:	$2,129,822	$1,674,915	$11,996,751	$11,656,273

Investment Income:
Reinvested Dividends	-	25,080	435,063	95,945
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,937	21,372	142,837	140,251

Net Investment Income (Loss)	(25,937)	3,708	292,226	(44,306)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,760	76,072	17,140	656,723
Realized Gain (Loss) on Investments	(2,119)	27,520	(183,240)	555,050

Net Realized Capital Gains (Losses) on Investments	4,641	103,592	(166,100)	1,211,773
Net Change in Unrealized Appreciation (Depreciation)	(701,782)	(290,332)	(1,742,831)	(2,568,881)

Net Gain (Loss) on Investment	(697,141)	(186,740)	(1,908,931)	(1,357,108)

Net Increase (Decrease) in Net Assets Resulting from Operations	(723,078)	(183,032)	(1,616,705)	(1,401,414)

Increase (Decrease) in Net Assets from Contract Transactions	28,696	(161,177)	(1,595,061)	(812,297)

Total Increase (Decrease) in Net Assets	(694,382)	(344,209)	(3,211,766)	(2,213,711)

Net Assets as of December 31, 2022:	$1,435,440	$1,330,706	$8,784,985	$9,442,562

Investment Income:
Reinvested Dividends	-	22,982	450,606	49,920
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,582	20,295	128,159	130,484

Net Investment Income (Loss)	(21,582)	2,687	322,447	(80,564)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	67,407
Realized Gain (Loss) on Investments	(50,606)	10,112	(247,952)	367,060

Net Realized Capital Gains (Losses) on Investments	(50,606)	10,112	(247,952)	434,467
Net Change in Unrealized Appreciation (Depreciation)	241,719	99,152	358,536	841,442

Net Gain (Loss) on Investment	191,113	109,264	110,584	1,275,909

Net Increase (Decrease) in Net Assets Resulting from Operations	169,531	111,951	433,031	1,195,345

Increase (Decrease) in Net Assets from Contract Transactions	(297,076)	(91,963)	(670,573)	(1,232,757)

Total Increase (Decrease) in Net Assets	(127,545)	19,988	(237,542)	(37,412)

Net Assets as of December 31, 2023:	$1,307,895	$1,350,694	$8,547,443	$9,405,150

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	MFS® Growth Class A Shares Subaccount	MFS® Mid Cap Growth Class A Shares Subaccount	MFS® Research International Class A Shares Subaccount	PIMCO CommodityRealReturn Strategy Class A Shares Subaccount

Net Assets as of December 31, 2021:	$14,623,140	$11,833,470	$6,809,974	$7,817,094

Investment Income:
Reinvested Dividends	-	-	72,059	2,391,986
Investment Expense:
Mortality and Expense Risk and Administrative Charges	146,683	119,547	71,703	109,335

Net Investment Income (Loss)	(146,683)	(119,547)	356	2,282,651

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	113,130	-	-	-
Realized Gain (Loss) on Investments	610,848	393,715	125,778	287,836

Net Realized Capital Gains (Losses) on Investments	723,978	393,715	125,778	287,836
Net Change in Unrealized Appreciation (Depreciation)	(5,294,525)	(3,814,837)	(1,365,499)	(1,660,327)

Net Gain (Loss) on Investment	(4,570,547)	(3,421,122)	(1,239,721)	(1,372,491)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,717,230)	(3,540,669)	(1,239,365)	910,160

Increase (Decrease) in Net Assets from Contract Transactions	388,454	196,180	(563,182)	(2,857,894)

Total Increase (Decrease) in Net Assets	(4,328,776)	(3,344,489)	(1,802,547)	(1,947,734)

Net Assets as of December 31, 2022:	$10,294,364	$8,488,981	$5,007,427	$5,869,360

Investment Income:
Reinvested Dividends	-	-	75,820	253,842
Investment Expense:
Mortality and Expense Risk and Administrative Charges	139,773	111,111	65,874	90,884

Net Investment Income (Loss)	(139,773)	(111,111)	9,946	162,958

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	566,355	-	-	-
Realized Gain (Loss) on Investments	1,311,076	662,649	136,122	(181,992)

Net Realized Capital Gains (Losses) on Investments	1,877,431	662,649	136,122	(181,992)
Net Change in Unrealized Appreciation (Depreciation)	1,449,677	992,624	417,802	(515,366)

Net Gain (Loss) on Investment	3,327,108	1,655,273	553,924	(697,358)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,187,335	1,544,162	563,870	(534,400)

Increase (Decrease) in Net Assets from Contract Transactions	(2,635,768)	(1,354,108)	(419,049)	(320,841)

Total Increase (Decrease) in Net Assets	551,567	190,054	144,821	(855,241)

Net Assets as of December 31, 2023:	$10,845,931	$8,679,035	$5,152,248	$5,014,119

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	PIMCO Low Duration Class A Shares Subaccount	PIMCO Real Return Class A Shares Subaccount	PIMCO Total Return Class A Shares Subaccount	Pioneer Class A Shares Subaccount

Net Assets as of December 31, 2021:	$43,322,116	$29,197,941	$76,529,481	$1,040,778

Investment Income:
Reinvested Dividends	612,571	1,805,424	2,248,205	4,636
Investment Expense:
Mortality and Expense Risk and Administrative Charges	565,414	374,618	927,512	13,495

Net Investment Income (Loss)	47,157	1,430,806	1,320,693	(8,859)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	85,088	-	30,926
Realized Gain (Loss) on Investments	(745,691)	46,111	(1,858,535)	(7,563)

Net Realized Capital Gains (Losses) on Investments	(745,691)	131,199	(1,858,535)	23,363
Net Change in Unrealized Appreciation (Depreciation)	(2,088,638)	(5,205,632)	(10,844,999)	(220,190)

Net Gain (Loss) on Investment	(2,834,329)	(5,074,433)	(12,703,534)	(196,827)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,787,172)	(3,643,627)	(11,382,841)	(205,686)

Increase (Decrease) in Net Assets from Contract Transactions	(8,213,334)	(4,294,479)	(9,352,140)	187,427

Total Increase (Decrease) in Net Assets	(11,000,506)	(7,938,106)	(20,734,981)	(18,259)

Net Assets as of December 31, 2022:	$32,321,610	$21,259,835	$55,794,500	$1,022,519

Investment Income:
Reinvested Dividends	1,178,335	579,662	1,924,266	7,817
Investment Expense:
Mortality and Expense Risk and Administrative Charges	509,036	332,724	831,180	14,907

Net Investment Income (Loss)	669,299	246,938	1,093,086	(7,090)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	23,421
Realized Gain (Loss) on Investments	(516,936)	(390,379)	(1,707,591)	1,029

Net Realized Capital Gains (Losses) on Investments	(516,936)	(390,379)	(1,707,591)	24,450
Net Change in Unrealized Appreciation (Depreciation)	825,843	452,072	2,844,056	210,039

Net Gain (Loss) on Investment	308,907	61,693	1,136,465	234,489

Net Increase (Decrease) in Net Assets Resulting from Operations	978,206	308,631	2,229,551	227,399

Increase (Decrease) in Net Assets from Contract Transactions	(4,160,064)	(2,243,253)	(4,507,756)	(75,384)

Total Increase (Decrease) in Net Assets	(3,181,858)	(1,934,622)	(2,278,205)	152,015

Net Assets as of December 31, 2023:	$29,139,752	$19,325,213	$53,516,295	$1,174,534

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Pioneer High Yield Class A Shares Subaccount	Pioneer Select Mid Cap Growth Class A Shares Subaccount	Putnam International Equity Class A Shares Subaccount	Putnam Large Cap Growth Class A Shares Subaccount

Net Assets as of December 31, 2021:	$2,286,681	$406,330	$12,034,000	$2,243,749

Investment Income:
Reinvested Dividends	101,439	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,590	4,514	127,268	22,718

Net Investment Income (Loss)	70,849	(4,514)	(127,268)	(22,718)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,885	-	110,959
Realized Gain (Loss) on Investments	(70,915)	(10,493)	10,968	80,930

Net Realized Capital Gains (Losses) on Investments	(70,915)	(6,608)	10,968	191,889
Net Change in Unrealized Appreciation (Depreciation)	(271,038)	(111,745)	(1,763,601)	(871,011)

Net Gain (Loss) on Investment	(341,953)	(118,353)	(1,752,633)	(679,122)

Net Increase (Decrease) in Net Assets Resulting from Operations	(271,104)	(122,867)	(1,879,901)	(701,840)

Increase (Decrease) in Net Assets from Contract Transactions	(290,366)	(71,674)	(1,237,282)	(18,086)

Total Increase (Decrease) in Net Assets	(561,470)	(194,541)	(3,117,183)	(719,926)

Net Assets as of December 31, 2022:	$1,725,211	$211,789	$8,916,817	$1,523,823

Investment Income:
Reinvested Dividends	102,070	-	171,050	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,522	3,447	118,122	22,690

Net Investment Income (Loss)	70,548	(3,447)	52,928	(22,690)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	9,959
Realized Gain (Loss) on Investments	(66,586)	(3,444)	66,200	227,692

Net Realized Capital Gains (Losses) on Investments	(66,586)	(3,444)	66,200	237,651
Net Change in Unrealized Appreciation (Depreciation)	153,679	39,360	1,323,357	400,047

Net Gain (Loss) on Investment	87,093	35,916	1,389,557	637,698

Net Increase (Decrease) in Net Assets Resulting from Operations	157,641	32,469	1,442,485	615,008

Increase (Decrease) in Net Assets from Contract Transactions	23,881	(31,800)	(1,080,667)	(313,788)

Total Increase (Decrease) in Net Assets	181,522	669	361,818	301,220

Net Assets as of December 31, 2023:	$1,906,733	$212,458	$9,278,635	$1,825,043

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Putnam Large Cap Value Class A Shares Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Asset Allocation - Conservative Class A Shares Subaccount	TA Asset Allocation - Moderate Class A Shares Subaccount

Net Assets as of December 31, 2021:	$683,288	$3,654,803	$1,141,030	$1,198,284

Investment Income:
Reinvested Dividends	14,332	54,970	14,660	22,459
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,301	39,372	12,845	21,521

Net Investment Income (Loss)	4,031	15,598	1,815	938

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,038	103,828	-	-
Realized Gain (Loss) on Investments	33,175	(154,808)	(38,056)	(70,058)

Net Realized Capital Gains (Losses) on Investments	72,213	(50,980)	(38,056)	(70,058)
Net Change in Unrealized Appreciation (Depreciation)	(114,935)	(432,028)	(139,508)	(195,388)

Net Gain (Loss) on Investment	(42,722)	(483,008)	(177,564)	(265,446)

Net Increase (Decrease) in Net Assets Resulting from Operations	(38,691)	(467,410)	(175,749)	(264,508)

Increase (Decrease) in Net Assets from Contract Transactions	149,234	(513,199)	(147,726)	537,180

Total Increase (Decrease) in Net Assets	110,543	(980,609)	(323,475)	272,672

Net Assets as of December 31, 2022:	$793,831	$2,674,194	$817,555	$1,470,956

Investment Income:
Reinvested Dividends	12,237	47,428	15,396	29,353
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,532	32,679	10,440	20,121

Net Investment Income (Loss)	1,705	14,749	4,956	9,232

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	33,243	-	-	17,080
Realized Gain (Loss) on Investments	41,228	(110,411)	(64,680)	(37,246)

Net Realized Capital Gains (Losses) on Investments	74,471	(110,411)	(64,680)	(20,166)
Net Change in Unrealized Appreciation (Depreciation)	31,970	209,466	109,766	150,153

Net Gain (Loss) on Investment	106,441	99,055	45,086	129,987

Net Increase (Decrease) in Net Assets Resulting from Operations	108,146	113,804	50,042	139,219

Increase (Decrease) in Net Assets from Contract Transactions	(76,334)	(220,812)	(307,681)	(293,625)

Total Increase (Decrease) in Net Assets	31,812	(107,008)	(257,639)	(154,406)

Net Assets as of December 31, 2023:	$825,643	$2,567,186	$559,916	$1,316,550

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Asset Allocation - Moderate Growth Class A Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA Bond Class A Shares Subaccount	TA International Focus Initial Class Subaccount

Net Assets as of December 31, 2021:	$2,495,528	$4,017,112	$1,101,155	$95,378,126

Investment Income:
Reinvested Dividends	17,353	61,739	25,966	2,324,418
Investment Expense:
Mortality and Expense Risk and Administrative Charges	28,699	58,221	14,126	1,171,083

Net Investment Income (Loss)	(11,346)	3,518	11,840	1,153,335

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	38,781	-	-	4,070,341
Realized Gain (Loss) on Investments	(115,082)	-	(26,662)	(2,103,298)

Net Realized Capital Gains (Losses) on Investments	(76,301)	-	(26,662)	1,967,043
Net Change in Unrealized Appreciation (Depreciation)	(369,047)	-	(144,616)	(22,834,424)

Net Gain (Loss) on Investment	(445,348)	-	(171,278)	(20,867,381)

Net Increase (Decrease) in Net Assets Resulting from Operations	(456,694)	3,518	(159,438)	(19,714,046)

Increase (Decrease) in Net Assets from Contract Transactions	(432,172)	530,601	(140,605)	(7,258,076)

Total Increase (Decrease) in Net Assets	(888,866)	534,119	(300,043)	(26,972,122)

Net Assets as of December 31, 2022:	$1,606,662	$4,551,231	$801,112	$68,406,004

Investment Income:
Reinvested Dividends	30,477	260,364	31,285	1,325,736
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,843	79,791	13,642	1,066,869

Net Investment Income (Loss)	5,634	180,573	17,643	258,867

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,267	-	-	-
Realized Gain (Loss) on Investments	(68,124)	-	(14,567)	(1,437,500)

Net Realized Capital Gains (Losses) on Investments	(41,857)	-	(14,567)	(1,437,500)
Net Change in Unrealized Appreciation (Depreciation)	256,864	-	31,584	8,071,802

Net Gain (Loss) on Investment	215,007	-	17,017	6,634,302

Net Increase (Decrease) in Net Assets Resulting from Operations	220,641	180,573	34,660	6,893,169

Increase (Decrease) in Net Assets from Contract Transactions	(96,001)	1,004,031	44,419	(8,819,128)

Total Increase (Decrease) in Net Assets	124,640	1,184,604	79,079	(1,925,959)

Net Assets as of December 31, 2023:	$1,731,302	$5,735,835	$880,191	$66,480,045

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Mid Cap Value Service Class Subaccount	TA Multi-Managed Balanced Class A Shares Subaccount	TA Small/Mid Cap Value Class A Shares Subaccount	TA Sustainable Equity Income Class A Shares Subaccount

Net Assets as of December 31, 2021:	$2,037,857	$1,528,612	$32,281,834	$56,508,169

Investment Income:
Reinvested Dividends	10,483	13,123	137,858	832,501
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,352	18,190	420,439	700,735

Net Investment Income (Loss)	(13,869)	(5,067)	(282,581)	131,766

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	353,485	24,154	1,977,506	-
Realized Gain (Loss) on Investments	11,822	11,228	248,519	(5,361,980)

Net Realized Capital Gains (Losses) on Investments	365,307	35,382	2,226,025	(5,361,980)
Net Change in Unrealized Appreciation (Depreciation)	(546,931)	(294,254)	(4,880,930)	(1,875,253)

Net Gain (Loss) on Investment	(181,624)	(258,872)	(2,654,905)	(7,237,233)

Net Increase (Decrease) in Net Assets Resulting from Operations	(195,493)	(263,939)	(2,937,486)	(7,105,467)

Increase (Decrease) in Net Assets from Contract Transactions	(70,996)	(35,801)	(6,031,487)	(8,227,299)

Total Increase (Decrease) in Net Assets	(266,489)	(299,740)	(8,968,973)	(15,332,766)

Net Assets as of December 31, 2022:	$1,771,368	$1,228,872	$23,312,861	$41,175,403

Investment Income:
Reinvested Dividends	21,244	20,579	195,460	667,391
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,347	18,548	377,707	625,090

Net Investment Income (Loss)	(1,103)	2,031	(182,247)	42,301

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	160,142	38,077	871,650	-
Realized Gain (Loss) on Investments	(29,553)	928	519,732	(1,352,790)

Net Realized Capital Gains (Losses) on Investments	130,589	39,005	1,391,382	(1,352,790)
Net Change in Unrealized Appreciation (Depreciation)	15,018	167,001	1,004,360	2,989,296

Net Gain (Loss) on Investment	145,607	206,006	2,395,742	1,636,506

Net Increase (Decrease) in Net Assets Resulting from Operations	144,504	208,037	2,213,495	1,678,807

Increase (Decrease) in Net Assets from Contract Transactions	(195,075)	60,755	(2,459,199)	(1,893,027)

Total Increase (Decrease) in Net Assets	(50,571)	268,792	(245,704)	(214,220)

Net Assets as of December 31, 2023:	$1,720,797	$1,497,664	$23,067,157	$40,961,183

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA US Growth Class A Shares Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2021:	$5,339,069	$3,985,217	$34,477,085	$14,660

Investment Income:
Reinvested Dividends	-	97,321	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	64,780	50,058	419,829	156

Net Investment Income (Loss)	(64,780)	47,263	(419,829)	(156)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,541,044	125,903	1,006,468	1,977
Realized Gain (Loss) on Investments	(99,789)	11,012	882,886	(2,324)

Net Realized Capital Gains (Losses) on Investments	1,441,255	136,915	1,889,354	(347)
Net Change in Unrealized Appreciation (Depreciation)	(2,638,129)	(786,376)	(12,637,891)	(3,713)

Net Gain (Loss) on Investment	(1,196,874)	(649,461)	(10,748,537)	(4,060)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,261,654)	(602,198)	(11,168,366)	(4,216)

Increase (Decrease) in Net Assets from Contract Transactions	(388,595)	(486,382)	828,276	(5,673)

Total Increase (Decrease) in Net Assets	(1,650,249)	(1,088,580)	(10,340,090)	(9,889)

Net Assets as of December 31, 2022:	$3,688,820	$2,896,637	$24,136,995	$4,771

Investment Income:
Reinvested Dividends	-	21,037	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	60,841	44,649	402,167	3,029

Net Investment Income (Loss)	(60,841)	(23,612)	(402,167)	(3,029)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	169,816	-	882,588	7,211
Realized Gain (Loss) on Investments	(326,523)	9,979	1,963,706	1,298

Net Realized Capital Gains (Losses) on Investments	(156,707)	9,979	2,846,294	8,509
Net Change in Unrealized Appreciation (Depreciation)	869,487	368,835	5,840,329	49,409

Net Gain (Loss) on Investment	712,780	378,814	8,686,623	57,918

Net Increase (Decrease) in Net Assets Resulting from Operations	651,939	355,202	8,284,456	54,889

Increase (Decrease) in Net Assets from Contract Transactions	(431,324)	(622,778)	(7,547,129)	265,556

Total Increase (Decrease) in Net Assets	220,615	(267,576)	737,327	320,445

Net Assets as of December 31, 2023:	$3,909,435	$2,629,061	$24,874,322	$325,216

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Virtus AllianzGI Dividend Value Class A Shares Subaccount	Virtus AllianzGI Small-Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2021:	$3,721,834	$4,234,708

Investment Income:
Reinvested Dividends	48,080	35,473
Investment Expense:
Mortality and Expense Risk and Administrative Charges	48,244	50,717

Net Investment Income (Loss)	(164)	(15,244)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	379,213	505,617
Realized Gain (Loss) on Investments	(120,195)	(166,036)

Net Realized Capital Gains (Losses) on Investments	259,018	339,581
Net Change in Unrealized Appreciation (Depreciation)	(786,411)	(1,048,380)

Net Gain (Loss) on Investment	(527,393)	(708,799)

Net Increase (Decrease) in Net Assets Resulting from Operations	(527,557)	(724,043)

Increase (Decrease) in Net Assets from Contract Transactions	(587,910)	(205,497)

Total Increase (Decrease) in Net Assets	(1,115,467)	(929,540)

Net Assets as of December 31, 2022:	$2,606,367	$3,305,168

Investment Income:
Reinvested Dividends	90,832	65,932
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,628	43,400

Net Investment Income (Loss)	48,204	22,532

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	247,622	257,839
Realized Gain (Loss) on Investments	(69,778)	(601,444)

Net Realized Capital Gains (Losses) on Investments	177,844	(343,605)
Net Change in Unrealized Appreciation (Depreciation)	184,923	922,824

Net Gain (Loss) on Investment	362,767	579,219

Net Increase (Decrease) in Net Assets Resulting from Operations	410,971	601,751

Increase (Decrease) in Net Assets from Contract Transactions	(322,715)	(786,490)

Total Increase (Decrease) in Net Assets	88,256	(184,739)

Net Assets as of December 31, 2023:	$2,694,623	$3,120,429

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

1. Organization

Organization

Merrill Lynch Life Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® and Merrill Lynch IRA Annuity®.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
The AB Trust	The AB Trust
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
AB Value Class A Shares	AB Value Portfolio Class A Shares
American Funds	American Funds
American Funds - EuroPacific Growth Fund® Class F -1 Shares	American Funds - EuroPacific Growth Fund® Class F -1 Shares
American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Growth Fund of America® Fund Class F -1 Shares
American Funds - Income Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Fund Class F -1 Shares
American Funds - Investment Company of America® Class F -1 Shares	American Funds - Investment Company of America® Fund Class F -1 Shares
American Funds - The Bond Fund of America® Class A Shares	American Funds - The Bond Fund of America® Fund Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	American Funds - The Bond Fund of America® Fund Class F -1 Shares
American Funds - The Growth Fund of America® Class A Shares	American Funds - The Growth Fund of America® Fund Class A Shares
American Funds - The Income Fund of America® Class A Shares	American Funds - The Income Fund of America® Fund Class A Shares
American Funds - The Investment Company of America® Class A Shares	American Funds - The Investment Company of America® Fund Class A Shares
The Managers Fund	The Managers Fund
AMG Renaissance Large Cap Growth Class N Shares	AMG Renaissance Large Cap Growth Class N Shares
BlackRock Series, Inc.	BlackRock Series, Inc.
BlackRock Advantage Global Investor A Shares	BlackRock Advantage Global Fund Investor A Shares
BlackRock Advantage International Investor A Shares	BlackRock Advantage International Investor A Shares
BlackRock Advantage Large Cap Core Investor A Shares	BlackRock Advantage Large Cap Core Fund Investor A Shares
BlackRock Advantage Large Cap Value Investor A Shares	BlackRock Advantage Large Cap Value Fund Investor A Shares
BlackRock Advantage SMID Investor A Shares	BlackRock Advantage SMID Fund Investor A Shares
BlackRock Capital Appreciation Investor A Shares	BlackRock Capital Appreciation Fund Investor A Shares

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Series, Inc.	BlackRock Series, Inc.
BlackRock Global Allocation Investor A Shares	BlackRock Global Allocation Fund Investor A Shares
BlackRock High Yield Bond Investor A Shares	BlackRock High Yield Bond Portfolio Investor A Shares
BlackRock Impact Mortgage Investor A Shares	BlackRock Impact Mortgage Investor A Shares
BlackRock International Investor A Shares	BlackRock International Fund Investor A Shares
BlackRock iShares MSCI EAFE International Index Investor A Shares	BlackRock iShares MSCI EAFE International Index Fund Investor A Shares
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	BlackRock iShares Russell 2000 Small-Cap Index Fund Investor A Shares
BlackRock iShares S&P 500 Index Investor A Shares	BlackRock iShares S&P 500 Index Fund Investor A Shares
BlackRock Large Cap Focus Growth Investor A Shares	BlackRock Large Cap Growth Fund Investor A Shares
BlackRock Large Cap Focus Value Investor A Shares	BlackRock Large Cap Focus Value Fund Investor A Shares
BlackRock Low Duration Bond Investor A Shares	BlackRock Low Duration Bond Portfolio Investor A Shares
BlackRock Total Return Investor A Shares	BlackRock Total Return Investor A Shares
BNY Mellon Fund	BNY Mellon Fund
BNY Mellon Appreciation Investor Shares	BNY Mellon Appreciation Investor Shares
Cohen & Steers Capital Management, Inc.	Cohen & Steers Capital Management, Inc.
Cohen & Steers Real Estate Securities Class A Shares	Cohen & Steers Real Estate Securities Class Fund A Shares
Columbia Funds Series Trust	Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Class A Shares	Columbia Large Cap Growth Opportunity Fund Class A Shares
Columbia Select Mid Cap Growth Class A Shares	Columbia Select Mid Cap Growth Class A Shares
Columbia Select Small Cap Value Class A Shares	Columbia Select Small Cap Value Fund Class A Shares
Davis New York Venture Fund, Inc.	Davis New York Venture Fund, Inc.
Davis New York Venture Class A Shares	Davis New York Venture Class A Shares
Delaware Group Equity Funds IV	Delaware Group Equity Funds IV
Delaware Mid Cap Growth Equity Class A Shares	Delaware Mid Cap Growth Equity Fund Class A Shares
Eaton Vance Mutual Funds Trust	Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Class A Shares	Eaton Vance Floating-Rate Fund Class A Shares
Eaton Vance Special Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Class A Shares	Eaton Vance Large-Cap Value Fund Class A Shares
Federated Equity Funds	Federated Equity Funds
Federated Hermes Equity Income Class A Shares	Federated Hermes Equity Income Fund Class A Shares
Federated Hermes Kaufmann Class A Shares	Federated Hermes Kaufmann Fund Class A Shares
Fidelity Advisor Series	Fidelity Advisor Series
Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Equity Growth Fund Class A Shares
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Fund Class A Shares
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Fund Class A Shares
Templeton Funds	Templeton Funds
Franklin Templeton Growth Class A Shares	Franklin Templeton Growth Fund Class A Shares
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco American Franchise Fund Class A Shares	Invesco American Franchise Fund Class A Shares
Invesco Capital Appreciation Class A Shares	Invesco Capital Appreciation Fund Class A Shares
Invesco Charter Class A Shares	Invesco Charter Fund Class A Shares

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco Comstock Class A Shares	Invesco Comstock Fund Class A Shares
Invesco Discovery Mid Cap Growth Class A Shares	Invesco Discovery Mid Cap Growth Fund Class A Shares
Invesco Equity and Income Class A Shares	Invesco Equity and Income Fund Class A Shares
Invesco Fundamental Alternatives Class A Shares	Invesco Fundamental Alternatives Fund Class A Shares
Invesco Global Class A Shares	Invesco Global Fund Class A Shares
Invesco Main Street Class A Shares	Invesco Main Street Fund Class A Shares
Invesco Main Street Mid Cap Class A Shares	Invesco Main Street Mid Cap Fund Class A Shares
Invesco Value Opportunities Class A Shares	Invesco Value Opportunities Fund Class A Shares
Janus Advisor Series	Janus Advisor Series
Janus Henderson Enterprise Class A Shares	Janus Henderson Enterprise Portfolio Class A Shares
Janus Henderson Forty Class A Shares	Janus Henderson Forty Portfolio Class A Shares
JPMorgan Trust II	JPMorgan Trust II
JPMorgan Small Cap Growth Class A Shares	JPMorgan Small Cap Growth Fund Class A Shares
Lord Abbett Funds, Inc.	Lord Abbett Funds, Inc.
Lord Abbett Affiliated Class A Shares	Lord Abbett Affiliated Class A Shares
Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Bond-Debenture Class A Shares
Lord Abbett Mid Cap Stock Class A Shares	Lord Abbett Mid Cap Stock Class A Shares
MFS Series Trust	MFS Series Trust
MFS® Growth Class A Shares	MFS® Growth Fund Class A Shares
MFS® Mid Cap Growth Class A Shares	MFS® Mid Cap Growth Fund Class A Shares
MFS® Research International Class A Shares	MFS® Research International Fund Class A Shares
PIMCO Funds	PIMCO Funds
PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO CommodityRealReturn Strategy Fund Class A Shares
PIMCO Low Duration Class A Shares	PIMCO Low Duration Fund Class A Shares
PIMCO Real Return Class A Shares	PIMCO Real Return Fund Class A Shares
PIMCO Total Return Class A Shares	PIMCO Total Return Fund Class A Shares
Pioneer Funds	Pioneer Funds
Pioneer Class A Shares	Pioneer Class A Shares
Pioneer High Yield Class A Shares	Pioneer High Yield Class A Shares
Pioneer Select Mid Cap Growth Class A Shares	Pioneer Select Mid Cap Growth Class A Shares
Putnam Funds	Putnam Funds
Putnam International Equity Class A Shares	Putnam International Equity Class A Shares
Putnam Large Cap Growth Class A Shares	Putnam Large Cap Growth Class A Shares
Putnam Large Cap Value Class A Shares	Putnam Large Cap Value Class A Shares
Transamerica Funds	Transamerica Funds
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Asset Allocation - Conservative Class A Shares	Transamerica Asset Allocation - Conservative Class A Shares
TA Asset Allocation - Moderate Class A Shares	Transamerica Asset Allocation - Moderate Class A Shares
TA Asset Allocation - Moderate Growth Class A Shares	Transamerica Asset Allocation - Moderate Growth Class A Shares
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Bond Class A Shares	Transamerica Bond Class A Shares

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Funds	Transamerica Funds
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA Multi-Managed Balanced Class A Shares	Transamerica Multi-Managed Balanced Class A Shares
TA Small/Mid Cap Value Class A Shares	Transamerica Small/Mid Cap Value Class A Shares
TA Sustainable Equity Income Class A Shares	Transamerica Sustainable Equity Income Class A Shares
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA US Growth Class A Shares	Transamerica US Growth Class A Shares
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Virtus Funds	Allianz Funds
Virtus AllianzGI Dividend Value Class A Shares	Virtus AllianzGI Dividend Value Fund Class A Shares
Virtus AllianzGI Small-Cap Value Class A Shares	Virtus AllianzGI Small-Cap Value Fund Class A Shares

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Invesco Discovery Mid Cap Growth Class A Shares	April 17, 2020
BlackRock Large Cap Focus Growth Investor A Shares	December 6, 2019
TA BlackRock Government Money Market Initial Class	November 29, 2019

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:

Subaccount	Formerly
Delaware Mid Cap Growth Equity Class A Shares	Delaware Smid Cap Growth Class A Shares
Putnam Large Cap Growth Class A Shares	Putnam Growth Opportunities Class A Shares

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA WMC US Growth Service Class	TA Morgan Stanley Capital Growth Service Class

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2023 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

AB Discovery Value Class A Shares	$439,987	$449,543

AB International Value Class A Shares	66,173	323,894

AB Large Cap Growth Class A Shares	71,578	506,777

AB Relative Value Class A Shares	611,690	677,994

AB Value Class A Shares	24,217	46,580

American Funds - EuroPacific Growth Fund® Class F -1 Shares	511,686	1,038,974

American Funds - Growth Fund of America® Class F -1 Shares	1,130,085	1,919,558

American Funds - Income Fund of America® Class F -1 Shares	106,020	564,111

American Funds - Investment Company of America® Class F -1 Shares	250,813	757,282

American Funds - The Bond Fund of America® Class A Shares	108,883	339,698

American Funds - The Bond Fund of America® Class F -1 Shares	172,784	275,899

American Funds - The Growth Fund of America® Class A Shares	2,479,927	5,164,916

American Funds - The Income Fund of America® Class A Shares	328,750	1,075,111

American Funds - The Investment Company of America® Class A Shares	983,463	2,440,456

AMG Renaissance Large Cap Growth Class N Shares	4,554	8,993

BlackRock Advantage Global Investor A Shares	4,033	54,019

BlackRock Advantage International Investor A Shares	180,499	268,650

BlackRock Advantage Large Cap Core Investor A Shares	78,566	914,668

BlackRock Advantage Large Cap Value Investor A Shares	526,908	828,373

BlackRock Advantage SMID Investor A Shares	99,789	752,004

BlackRock Capital Appreciation Investor A Shares	1,727,697	11,031,738

BlackRock Global Allocation Investor A Shares	1,365,105	10,805,498

BlackRock High Yield Bond Investor A Shares	1,548,223	2,694,923

BlackRock Impact Mortgage Investor A Shares	1,141,389	1,562,280

BlackRock International Investor A Shares	75,777	385,974

BlackRock iShares MSCI EAFE International Index Investor A Shares	3,000	17,216

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	921	2,653

BlackRock iShares S&P 500 Index Investor A Shares	638,253	3,203,551

BlackRock Large Cap Focus Growth Investor A Shares	141,912	779,097

BlackRock Large Cap Focus Value Investor A Shares	1,792,948	4,525,283

BlackRock Low Duration Bond Investor A Shares	2,214	4,386

BlackRock Total Return Investor A Shares	4,586,599	7,170,600

BNY Mellon Appreciation Investor Shares	1,170,912	2,067,504

Cohen & Steers Real Estate Securities Class A Shares	31,948	111,910

Columbia Large Cap Growth Opportunity Class A Shares	93,639	802,374

Columbia Select Mid Cap Growth Class A Shares	59,693	53,161

Columbia Select Small Cap Value Class A Shares	797,643	1,144,082

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

Davis New York Venture Class A Shares	$1,794,091	$3,285,685

Delaware Mid Cap Growth Equity Class A Shares	35,823	375,627

Eaton Vance Floating-Rate Class A Shares	494,016	757,892

Eaton Vance Large-Cap Value Class A Shares	719,753	875,327

Federated Hermes Equity Income Class A Shares	66,881	132,497

Federated Hermes Kaufmann Class A Shares	219,670	531,015

Fidelity Advisor® Equity Growth Class A Shares	12,420	440,494

Fidelity Advisor® Overseas Class A Shares	4,382	31,181

Fidelity Advisor® Stock Selector Mid Cap Class A Shares	4,183	92,050

Franklin Templeton Growth Class A Shares	113,510	696,908

Invesco American Franchise Fund Class A Shares	-	64,963

Invesco Capital Appreciation Class A Shares	15,577	133,376

Invesco Charter Class A Shares	103,296	45,689

Invesco Comstock Class A Shares	3,687,999	5,053,274

Invesco Discovery Mid Cap Growth Class A Shares	1,830	132,703

Invesco Equity and Income Class A Shares	155,075	296,341

Invesco Fundamental Alternatives Class A Shares	22,320	48,176

Invesco Global Class A Shares	264,858	310,837

Invesco Main Street Class A Shares	238,279	768,824

Invesco Main Street Mid Cap Class A Shares	94,438	345,956

Invesco Value Opportunities Class A Shares	15,829	36,812

Janus Henderson Enterprise Class A Shares	2,271,659	4,642,648

Janus Henderson Forty Class A Shares	717,867	1,377,721

JPMorgan Small Cap Growth Class A Shares	126,454	445,112

Lord Abbett Affiliated Class A Shares	173,847	263,126

Lord Abbett Bond-Debenture Class A Shares	1,421,174	1,769,290

Lord Abbett Mid Cap Stock Class A Shares	196,514	1,442,430

MFS® Growth Class A Shares	578,427	2,787,611

MFS® Mid Cap Growth Class A Shares	108,037	1,573,257

MFS® Research International Class A Shares	164,448	573,550

PIMCO CommodityRealReturn Strategy Class A Shares	1,032,485	1,190,367

PIMCO Low Duration Class A Shares	3,296,867	6,787,949

PIMCO Real Return Class A Shares	1,732,633	3,728,706

PIMCO Total Return Class A Shares	5,051,004	8,465,480

Pioneer Class A Shares	557,357	616,422

Pioneer High Yield Class A Shares	515,287	420,736

Pioneer Select Mid Cap Growth Class A Shares	8,593	43,839

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

Putnam International Equity Class A Shares	$222,824	$1,250,575

Putnam Large Cap Growth Class A Shares	114,635	441,154

Putnam Large Cap Value Class A Shares	136,796	178,181

TA Aegon Sustainable Equity Income Service Class	159,012	365,073

TA Asset Allocation - Conservative Class A Shares	110,188	412,912

TA Asset Allocation - Moderate Class A Shares	265,602	532,915

TA Asset Allocation - Moderate Growth Class A Shares	366,651	430,753

TA BlackRock Government Money Market Initial Class	2,646,885	1,462,132

TA Bond Class A Shares	149,832	87,747

TA International Focus Initial Class	3,014,456	11,574,707

TA JPMorgan Mid Cap Value Service Class	216,984	253,020

TA Multi-Managed Balanced Class A Shares	195,275	94,412

TA Small/Mid Cap Value Class A Shares	2,112,812	3,882,606

TA Sustainable Equity Income Class A Shares	4,239,896	6,090,618

TA T. Rowe Price Small Cap Service Class	287,614	609,961

TA TS&W International Equity Service Class	118,358	764,747

TA US Growth Class A Shares	1,403,175	8,469,863

TA WMC US Growth Service Class	303,056	33,319

Virtus AllianzGI Dividend Value Class A Shares	439,421	466,309

Virtus AllianzGI Small-Cap Value Class A Shares	323,771	829,890

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Discovery Value Class A Shares	10,597	(13,078)	(2,481)	10,161	(26,777)	(16,616)

AB International Value Class A Shares	7,655	(43,639)	(35,984)	14,100	(47,608)	(33,508)

AB Large Cap Growth Class A Shares	428	(6,113)	(5,685)	967	(2,580)	(1,613)

AB Relative Value Class A Shares	7,978	(13,702)	(5,724)	1,393	(16,360)	(14,967)

AB Value Class A Shares	96	(1,950)	(1,854)	8,109	(2,578)	5,531

American Funds - EuroPacific Growth Fund® Class F -1 Shares	18,028	(41,138)	(23,110)	31,946	(37,673)	(5,727)

American Funds - Growth Fund of America® Class F -1 Shares	8,140	(41,086)	(32,946)	53,917	(83,929)	(30,012)

American Funds - Income Fund of America® Class F -1 Shares	-	(20,118)	(20,118)	2,573	(16,669)	(14,096)

American Funds - Investment Company of America® Class F -1 Shares	-	(19,570)	(19,570)	20,751	(43,020)	(22,269)

American Funds - The Bond Fund of America® Class A Shares	193	(19,908)	(19,715)	-	(30,861)	(30,861)

American Funds - The Bond Fund of America® Class F -1 Shares	9,492	(20,466)	(10,974)	22,499	(28,109)	(5,610)

American Funds - The Growth Fund of America® Class A Shares	75	(73,255)	(73,180)	-	(57,591)	(57,591)

American Funds - The Income Fund of America® Class A Shares	387	(26,050)	(25,663)	-	(29,926)	(29,926)

American Funds - The Investment Company of America® Class A Shares	373	(43,653)	(43,280)	-	(47,797)	(47,797)

AMG Renaissance Large Cap Growth Class N Shares	16	(433)	(417)	8	(834)	(826)

BlackRock Advantage Global Investor A Shares	-	(1,553)	(1,553)	242	(792)	(550)

BlackRock Advantage International Investor A Shares	7,792	(13,495)	(5,703)	17,352	(34,316)	(16,964)

BlackRock Advantage Large Cap Core Investor A Shares	1,166	(23,615)	(22,449)	7,799	(19,974)	(12,175)

BlackRock Advantage Large Cap Value Investor A Shares	15,879	(27,546)	(11,667)	23,898	(32,029)	(8,131)

BlackRock Advantage SMID Investor A Shares	2,306	(18,463)	(16,157)	4,875	(13,775)	(8,900)

BlackRock Capital Appreciation Investor A Shares	14,276	(243,175)	(228,899)	224,122	(133,940)	90,182

BlackRock Global Allocation Investor A Shares	26,993	(373,766)	(346,773)	110,165	(567,559)	(457,394)

BlackRock High Yield Bond Investor A Shares	46,510	(162,540)	(116,030)	48,451	(251,484)	(203,033)

BlackRock Impact Mortgage Investor A Shares	82,385	(150,613)	(68,228)	73,550	(250,463)	(176,913)

BlackRock International Investor A Shares	4,421	(24,337)	(19,916)	19,698	(17,309)	2,389

BlackRock iShares MSCI EAFE International Index Investor A Shares	-	(897)	(897)	1,038	(1,587)	(549)

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	(74)	(74)	538	(655)	(117)

BlackRock iShares S&P 500 Index Investor A Shares	13,148	(103,527)	(90,379)	58,081	(99,283)	(41,202)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

BlackRock Large Cap Focus Growth Investor A Shares	3,088	(55,024)	(51,936)	55,429	(56,862)	(1,433)

BlackRock Large Cap Focus Value Investor A Shares	28,322	(136,984)	(108,662)	36,584	(195,655)	(159,071)

BlackRock Low Duration Bond Investor A Shares	-	(354)	(354)	407	(774)	(367)

BlackRock Total Return Investor A Shares	217,606	(502,858)	(285,252)	282,790	(819,047)	(536,257)

BNY Mellon Appreciation Investor Shares	18,393	(53,716)	(35,323)	41,815	(69,900)	(28,085)

Cohen & Steers Real Estate Securities Class A Shares	822	(3,511)	(2,689)	5,463	(5,467)	(4)

Columbia Large Cap Growth Opportunity Class A Shares	4,538	(36,277)	(31,739)	27,929	(27,567)	362

Columbia Select Mid Cap Growth Class A Shares	2,687	(2,018)	669	3,120	(1,792)	1,328

Columbia Select Small Cap Value Class A Shares	6,013	(20,999)	(14,986)	7,633	(28,538)	(20,905)

Davis New York Venture Class A Shares	15,447	(93,821)	(78,374)	29,401	(76,882)	(47,481)

Delaware Mid Cap Growth Equity Class A Shares	1,167	(10,731)	(9,564)	6,240	(9,903)	(3,663)

Eaton Vance Floating-Rate Class A Shares	17,071	(48,332)	(31,261)	37,121	(74,007)	(36,886)

Eaton Vance Large-Cap Value Class A Shares	29,533	(38,043)	(8,510)	41,189	(66,755)	(25,566)

Federated Hermes Equity Income Class A Shares	3,191	(6,759)	(3,568)	3,634	(18,138)	(14,504)

Federated Hermes Kaufmann Class A Shares	4,863	(14,270)	(9,407)	13,721	(15,417)	(1,696)

Fidelity Advisor® Equity Growth Class A Shares	-	(6,287)	(6,287)	1,984	(5,796)	(3,812)

Fidelity Advisor® Overseas Class A Shares	1	(759)	(758)	-	(543)	(543)

Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	(1,636)	(1,636)	-	(1,011)	(1,011)

Franklin Templeton Growth Class A Shares	4,739	(36,303)	(31,564)	13,588	(22,091)	(8,503)

Invesco American Franchise Fund Class A Shares	-	(2,158)	(2,158)	3,041	(2,063)	978

Invesco Capital Appreciation Class A Shares	550	(3,711)	(3,161)	1,936	(3,822)	(1,886)

Invesco Charter Class A Shares	3,136	(1,655)	1,481	24	(352)	(328)

Invesco Comstock Class A Shares	48,146	(130,278)	(82,132)	27,955	(260,227)	(232,272)

Invesco Discovery Mid Cap Growth Class A Shares	144	(9,171)	(9,027)	1,308	(7,676)	(6,368)

Invesco Equity and Income Class A Shares	821	(7,481)	(6,660)	-	(4,746)	(4,746)

Invesco Fundamental Alternatives Class A Shares	362	(2,746)	(2,384)	2,490	(5,223)	(2,733)

Invesco Global Class A Shares	-	(5,445)	(5,445)	3,093	(3,026)	67

Invesco Main Street Class A Shares	3,596	(21,604)	(18,008)	5,853	(9,634)	(3,781)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Invesco Main Street Mid Cap Class A Shares	3,108	(9,880)	(6,772)	7,572	(27,812)	(20,240)

Invesco Value Opportunities Class A Shares	3,254	(12,467)	(9,213)	92,531	(76,332)	16,199

Janus Henderson Enterprise Class A Shares	12,557	(80,028)	(67,471)	32,615	(99,003)	(66,388)

Janus Henderson Forty Class A Shares	9,540	(32,643)	(23,103)	41,922	(41,686)	236

JPMorgan Small Cap Growth Class A Shares	4,406	(13,809)	(9,403)	10,151	(9,518)	633

Lord Abbett Affiliated Class A Shares	6,254	(9,767)	(3,513)	8,484	(14,787)	(6,303)

Lord Abbett Bond-Debenture Class A Shares	49,427	(72,277)	(22,850)	23,586	(94,446)	(70,860)

Lord Abbett Mid Cap Stock Class A Shares	3,161	(44,270)	(41,109)	13,253	(37,673)	(24,420)

MFS® Growth Class A Shares	311	(63,211)	(62,900)	42,624	(31,742)	10,882

MFS® Mid Cap Growth Class A Shares	2,275	(29,262)	(26,987)	23,569	(20,473)	3,096

MFS® Research International Class A Shares	2,960	(16,545)	(13,585)	8,290	(26,887)	(18,597)

PIMCO CommodityRealReturn Strategy Class A Shares	104,246	(146,062)	(41,816)	69,331	(372,579)	(303,248)

PIMCO Low Duration Class A Shares	195,063	(572,448)	(377,385)	340,498	(1,074,337)	(733,839)

PIMCO Real Return Class A Shares	85,844	(252,185)	(166,341)	114,423	(407,679)	(293,256)

PIMCO Total Return Class A Shares	216,679	(530,458)	(313,779)	276,695	(884,627)	(607,932)

Pioneer Class A Shares	13,800	(16,313)	(2,513)	30,702	(25,008)	5,694

Pioneer High Yield Class A Shares	23,024	(21,144)	1,880	13,498	(28,905)	(15,407)

Pioneer Select Mid Cap Growth Class A Shares	263	(1,211)	(948)	1,590	(3,581)	(1,991)

Putnam International Equity Class A Shares	2,077	(45,243)	(43,166)	16,590	(68,712)	(52,122)

Putnam Large Cap Growth Class A Shares	3,881	(15,907)	(12,026)	6,079	(7,019)	(940)

Putnam Large Cap Value Class A Shares	5,320	(9,566)	(4,246)	17,451	(8,826)	8,625

TA Aegon Sustainable Equity Income Service Class	9,943	(30,035)	(20,092)	4,534	(50,738)	(46,204)

TA Asset Allocation - Conservative Class A Shares	8,630	(36,620)	(27,990)	18,921	(31,567)	(12,646)

TA Asset Allocation - Moderate Class A Shares	19,322	(44,890)	(25,568)	70,272	(27,237)	43,035

TA Asset Allocation - Moderate Growth Class A Shares	25,837	(33,245)	(7,408)	14,263	(50,151)	(35,888)

TA BlackRock Government Money Market Initial Class	243,834	(140,482)	103,352	229,063	(174,390)	54,673

TA Bond Class A Shares	90,443	(57,039)	33,404	39,408	(144,123)	(104,715)

TA International Focus Initial Class	147,780	(907,471)	(759,691)	921,369	(1,527,538)	(606,169)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA JPMorgan Mid Cap Value Service Class	2,612	(17,436)	(14,824)	4,262	(9,672)	(5,410)
TA Multi-Managed Balanced Class A Shares	9,379	(5,351)	4,028	6,699	(8,988)	(2,289)
TA Small/Mid Cap Value Class A Shares	39,525	(127,990)	(88,465)	31,589	(247,046)	(215,457)
TA Sustainable Equity Income Class A Shares	262,493	(396,285)	(133,792)	150,357	(722,122)	(571,765)
TA T. Rowe Price Small Cap Service Class	8,518	(38,610)	(30,092)	34,386	(62,890)	(28,504)
TA TS&W International Equity Service Class	9,401	(65,252)	(55,851)	22,719	(66,576)	(43,857)
TA US Growth Class A Shares	16,937	(245,563)	(228,626)	224,023	(189,587)	34,436
TA WMC US Growth Service Class	15,958	(1,539)	14,419	36	(361)	(325)
Virtus AllianzGI Dividend Value Class A Shares	6,125	(25,005)	(18,880)	10,094	(44,043)	(33,949)
Virtus AllianzGI Small-Cap Value Class A Shares	-	(25,130)	(25,130)	-	(5,987)	(5,987)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Discovery Value Class A Shares	$322,721	$(420,633)	$(97,912)	$334,918	$(861,373)	$(526,455)
AB International Value Class A Shares	53,276	(304,235)	(250,959)	79,330	(298,305)	(218,975)
AB Large Cap Growth Class A Shares	32,296	(479,126)	(446,830)	61,067	(185,259)	(124,192)
AB Relative Value Class A Shares	368,349	(629,097)	(260,748)	60,314	(726,432)	(666,118)
AB Value Class A Shares	1,823	(38,467)	(36,644)	132,812	(48,009)	84,803
American Funds - EuroPacific Growth Fund® Class F -1 Shares	435,931	(1,003,285)	(567,354)	753,407	(899,168)	(145,761)
American Funds - Growth Fund of America® Class F -1 Shares	325,556	(1,750,613)	(1,425,057)	2,187,430	(3,464,006)	(1,276,576)
American Funds - Income Fund of America® Class F -1 Shares	-	(518,182)	(518,182)	65,874	(416,786)	(350,912)
American Funds - Investment Company of America® Class F -1 Shares	-	(679,555)	(679,555)	677,348	(1,410,443)	(733,095)
American Funds - The Bond Fund of America® Class A Shares	2,968	(302,100)	(299,132)	-	(495,667)	(495,667)
American Funds - The Bond Fund of America® Class F -1 Shares	111,818	(248,285)	(136,467)	282,561	(353,793)	(71,232)
American Funds - The Growth Fund of America® Class A Shares	4,600	(4,736,854)	(4,732,254)	-	(3,453,606)	(3,453,606)
American Funds - The Income Fund of America® Class A Shares	13,987	(965,544)	(951,557)	-	(1,112,260)	(1,112,260)
American Funds - The Investment Company of America® Class A Shares	17,978	(2,201,501)	(2,183,523)	-	(2,237,068)	(2,237,068)
AMG Renaissance Large Cap Growth Class N Shares	284	(7,949)	(7,665)	147	(14,050)	(13,903)
BlackRock Advantage Global Investor A Shares	-	(49,697)	(49,697)	6,865	(23,261)	(16,396)
BlackRock Advantage International Investor A Shares	144,499	(245,779)	(101,280)	300,345	(565,924)	(265,579)
BlackRock Advantage Large Cap Core Investor A Shares	39,918	(840,252)	(800,334)	257,687	(685,810)	(428,123)
BlackRock Advantage Large Cap Value Investor A Shares	446,984	(781,159)	(334,175)	643,861	(886,204)	(242,343)
BlackRock Advantage SMID Investor A Shares	66,573	(697,507)	(630,934)	135,466	(474,135)	(338,669)
BlackRock Capital Appreciation Investor A Shares	570,012	(10,565,480)	(9,995,468)	8,720,721	(5,340,016)	3,380,705
BlackRock Global Allocation Investor A Shares	694,355	(9,874,639)	(9,180,284)	2,510,251	(14,343,061)	(11,832,810)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BlackRock High Yield Bond Investor A Shares	$699,738	$(2,487,228)	$(1,787,490)	$708,122	$(3,765,769)	$(3,057,647)
BlackRock Impact Mortgage Investor A Shares	782,552	(1,414,833)	(632,281)	712,417	(2,482,852)	(1,770,435)
BlackRock International Investor A Shares	62,886	(360,840)	(297,954)	264,747	(247,334)	17,413
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	(15,518)	(15,518)	16,869	(25,956)	(9,087)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	(2,107)	(2,107)	14,764	(18,167)	(3,403)
BlackRock iShares S&P 500 Index Investor A Shares	359,963	(2,883,057)	(2,523,094)	1,570,751	(2,650,200)	(1,079,449)
BlackRock Large Cap Focus Growth Investor A Shares	35,221	(731,721)	(696,500)	689,617	(679,279)	10,338
BlackRock Large Cap Focus Value Investor A Shares	809,344	(4,214,628)	(3,405,284)	997,034	(5,706,280)	(4,709,246)
BlackRock Low Duration Bond Investor A Shares	-	(3,437)	(3,437)	3,884	(7,425)	(3,541)
BlackRock Total Return Investor A Shares	2,872,317	(6,515,784)	(3,643,467)	3,688,698	(11,035,352)	(7,346,654)
BNY Mellon Appreciation Investor Shares	659,017	(1,955,750)	(1,296,733)	1,406,815	(2,343,399)	(936,584)
Cohen & Steers Real Estate Securities Class A Shares	20,757	(105,864)	(85,107)	172,203	(172,512)	(309)
Columbia Large Cap Growth Opportunity Class A Shares	96,052	(731,495)	(635,443)	554,981	(551,553)	3,428
Columbia Select Mid Cap Growth Class A Shares	59,863	(46,808)	13,055	71,818	(38,062)	33,756
Columbia Select Small Cap Value Class A Shares	291,132	(1,040,587)	(749,455)	350,368	(1,412,826)	(1,062,458)
Davis New York Venture Class A Shares	439,156	(3,047,131)	(2,607,975)	745,823	(2,303,938)	(1,558,115)
Delaware Mid Cap Growth Equity Class A Shares	36,069	(352,766)	(316,697)	228,191	(338,558)	(110,367)
Eaton Vance Floating-Rate Class A Shares	244,845	(711,955)	(467,110)	530,413	(1,045,689)	(515,276)
Eaton Vance Large-Cap Value Class A Shares	636,329	(830,914)	(194,585)	848,522	(1,418,904)	(570,382)
Federated Hermes Equity Income Class A Shares	54,253	(116,883)	(62,630)	63,391	(313,402)	(250,011)
Federated Hermes Kaufmann Class A Shares	163,422	(484,775)	(321,353)	507,896	(533,611)	(25,715)
Fidelity Advisor® Equity Growth Class A Shares	-	(412,509)	(412,509)	95,141	(327,904)	(232,763)
Fidelity Advisor® Overseas Class A Shares	37	(23,990)	(23,953)	-	(16,087)	(16,087)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	(83,199)	(83,199)	-	(52,363)	(52,363)
Franklin Templeton Growth Class A Shares	83,098	(657,226)	(574,128)	184,398	(392,229)	(207,831)
Invesco American Franchise Fund Class A Shares	-	(58,860)	(58,860)	67,843	(51,223)	16,620
Invesco Capital Appreciation Class A Shares	15,755	(120,863)	(105,108)	60,586	(135,101)	(74,515)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Invesco Charter Class A Shares	$86,121	$(43,044)	$43,077	$618	$(9,147)	$(8,529)
Invesco Comstock Class A Shares	1,610,707	(4,668,012)	(3,057,305)	839,057	(8,822,180)	(7,983,123)
Invesco Discovery Mid Cap Growth Class A Shares	1,915	(116,931)	(115,016)	15,713	(106,924)	(91,211)
Invesco Equity and Income Class A Shares	30,375	(271,512)	(241,137)	-	(174,174)	(174,174)
Invesco Fundamental Alternatives Class A Shares	5,776	(43,208)	(37,432)	40,229	(83,750)	(43,521)
Invesco Global Class A Shares	-	(278,566)	(278,566)	140,140	(153,130)	(12,990)
Invesco Main Street Class A Shares	124,844	(743,722)	(618,878)	190,448	(320,908)	(130,460)
Invesco Main Street Mid Cap Class A Shares	96,934	(313,180)	(216,246)	238,529	(885,838)	(647,309)
Invesco Value Opportunities Class A Shares	7,521	(31,093)	(23,572)	208,397	(170,679)	37,718
Janus Henderson Enterprise Class A Shares	672,527	(4,299,145)	(3,626,618)	1,626,889	(5,020,877)	(3,393,988)
Janus Henderson Forty Class A Shares	352,084	(1,305,971)	(953,887)	1,580,986	(1,545,501)	35,485
JPMorgan Small Cap Growth Class A Shares	127,720	(424,796)	(297,076)	328,547	(299,851)	28,696
Lord Abbett Affiliated Class A Shares	151,539	(243,502)	(91,963)	208,619	(369,796)	(161,177)
Lord Abbett Bond-Debenture Class A Shares	979,841	(1,650,414)	(670,573)	479,149	(2,074,210)	(1,595,061)
Lord Abbett Mid Cap Stock Class A Shares	81,899	(1,314,656)	(1,232,757)	321,124	(1,133,421)	(812,297)
MFS® Growth Class A Shares	13,633	(2,649,401)	(2,635,768)	1,639,115	(1,250,661)	388,454
MFS® Mid Cap Growth Class A Shares	109,883	(1,463,991)	(1,354,108)	1,172,923	(976,743)	196,180
MFS® Research International Class A Shares	90,034	(509,083)	(419,049)	229,382	(792,564)	(563,182)
PIMCO CommodityRealReturn Strategy Class A Shares	791,625	(1,112,466)	(320,841)	590,903	(3,448,797)	(2,857,894)
PIMCO Low Duration Class A Shares	2,144,087	(6,304,151)	(4,160,064)	3,760,204	(11,973,538)	(8,213,334)
PIMCO Real Return Class A Shares	1,172,256	(3,415,509)	(2,243,253)	1,578,380	(5,872,859)	(4,294,479)
PIMCO Total Return Class A Shares	3,184,769	(7,692,525)	(4,507,756)	4,058,123	(13,410,263)	(9,352,140)
Pioneer Class A Shares	526,453	(601,837)	(75,384)	1,106,377	(918,950)	187,427
Pioneer High Yield Class A Shares	415,984	(392,103)	23,881	250,257	(540,623)	(290,366)
Pioneer Select Mid Cap Growth Class A Shares	8,680	(40,480)	(31,800)	56,799	(128,473)	(71,674)
Putnam International Equity Class A Shares	53,263	(1,133,930)	(1,080,667)	344,940	(1,582,222)	(1,237,282)
Putnam Large Cap Growth Class A Shares	104,858	(418,646)	(313,788)	136,819	(154,905)	(18,086)
Putnam Large Cap Value Class A Shares	91,371	(167,705)	(76,334)	288,649	(139,415)	149,234

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Aegon Sustainable Equity Income Service Class	$111,870	$(332,682)	$(220,812)	$51,571	$(564,770)	$(513,199)
TA Asset Allocation - Conservative Class A Shares	94,897	(402,578)	(307,681)	204,909	(352,635)	(147,726)
TA Asset Allocation - Moderate Class A Shares	219,194	(512,819)	(293,625)	846,047	(308,867)	537,180
TA Asset Allocation - Moderate Growth Class A Shares	310,057	(406,058)	(96,001)	167,223	(599,395)	(432,172)
TA BlackRock Government Money Market Initial Class	2,390,983	(1,386,952)	1,004,031	2,229,330	(1,698,729)	530,601
TA Bond Class A Shares	119,212	(74,793)	44,419	53,710	(194,315)	(140,605)
TA International Focus Initial Class	1,721,650	(10,540,778)	(8,819,128)	9,946,942	(17,205,018)	(7,258,076)
TA JPMorgan Mid Cap Value Service Class	35,723	(230,798)	(195,075)	56,926	(127,922)	(70,996)
TA Multi-Managed Balanced Class A Shares	136,672	(75,917)	60,755	96,592	(132,393)	(35,801)
TA Small/Mid Cap Value Class A Shares	1,061,820	(3,521,019)	(2,459,199)	821,567	(6,853,054)	(6,031,487)
TA Sustainable Equity Income Class A Shares	3,592,817	(5,485,844)	(1,893,027)	1,951,318	(10,178,617)	(8,227,299)
TA T. Rowe Price Small Cap Service Class	121,484	(552,808)	(431,324)	498,646	(887,241)	(388,595)
TA TS&W International Equity Service Class	100,881	(723,659)	(622,778)	225,603	(711,985)	(486,382)
TA US Growth Class A Shares	531,712	(8,078,841)	(7,547,129)	6,639,689	(5,811,413)	828,276
TA WMC US Growth Service Class	295,891	(30,335)	265,556	666	(6,339)	(5,673)
Virtus AllianzGI Dividend Value Class A Shares	103,190	(425,905)	(322,715)	159,909	(747,819)	(587,910)
Virtus AllianzGI Small-Cap Value Class A Shares	-	(786,490)	(786,490)	-	(205,497)	(205,497)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

At December 31						For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Discovery Value Class A Shares

12/31/2023	56,372	$38.01	to	$34.45	$2,032,511	0.48%	1.25%	to	1.90%	15.25%	to	14.50%

12/31/2022	58,853	32.98	to	30.08	1,851,502	0.76	1.25	to	1.90	(17.45)	to	(17.86)

12/31/2021	75,469	39.92	to	36.62	2,871,461	0.75	1.25	to	1.75	33.76	to	33.09

12/31/2020	106,623	29.84	to	27.52	3,031,626	0.63	1.25	to	1.75	1.83	to	1.32

12/31/2019	112,293	29.30	to	27.16	3,146,897	0.77	1.25	to	1.75	18.25	to	17.66

AB International Value Class A Shares

12/31/2023	168,102	7.52	to	6.89	1,206,081	1.11	1.25	to	1.90	13.46	to	12.73

12/31/2022	204,086	6.62	to	6.12	1,297,199	1.16	1.25	to	1.90	(11.98)	to	(12.42)

12/31/2021	237,594	7.52	to	6.98	1,720,918	2.51	1.25	to	1.75	9.39	to	8.84

12/31/2020	255,012	6.87	to	6.42	1,691,142	0.84	1.25	to	1.75	0.75	to	0.25

12/31/2019	244,901	6.82	to	6.40	1,614,846	1.13	1.25	to	1.75	15.03	to	14.46

AB Large Cap Growth Class A Shares

12/31/2023	24,995	83.58	to	83.58	2,089,113	-	1.30	to	1.30	32.93	to	32.93

12/31/2022	30,680	62.88	to	62.88	1,929,080	-	1.30	to	1.30	(29.87)	to	(29.87)

12/31/2021	32,293	89.66	to	89.66	2,895,325	-	1.30	to	1.30	26.92	to	26.92

12/31/2020	49,261	70.64	to	70.64	3,479,916	-	1.30	to	1.30	32.30	to	32.30

12/31/2019	55,598	53.39	to	53.39	2,968,603	-	1.30	to	1.30	32.04	to	32.04

AB Relative Value Class A Shares

12/31/2023	81,090	49.29	to	49.29	3,996,811	1.31	1.30	to	1.30	9.79	to	9.79

12/31/2022	86,814	44.89	to	44.89	3,897,442	1.12	1.30	to	1.30	(5.42)	to	(5.42)

12/31/2021	101,781	47.47	to	47.47	4,831,075	0.62	1.30	to	1.30	25.74	to	25.74

12/31/2020	128,119	37.75	to	37.75	4,836,196	1.27	1.30	to	1.30	1.48	to	1.48

12/31/2019	140,053	37.20	to	37.20	5,209,386	1.20	1.30	to	1.30	21.50	to	21.50

AB Value Class A Shares

12/31/2023	23,456	22.53	to	20.42	495,763	1.18	1.25	to	1.90	17.03	to	16.28

12/31/2022	25,310	19.25	to	17.56	459,310	1.65	1.25	to	1.90	(8.23)	to	(8.69)

12/31/2021	19,779	20.96	to	19.23	395,022	0.90	1.25	to	1.75	25.44	to	24.82

12/31/2020	24,132	16.71	to	15.41	385,772	1.30	1.25	to	1.75	(0.35)	to	(0.84)

12/31/2019	24,309	16.77	to	15.54	390,924	1.29	1.25	to	1.75	18.39	to	17.80

American Funds - EuroPacific Growth Fund® Class F -1 Shares

12/31/2023	87,539	27.25	to	24.70	2,276,818	1.55	1.25	to	1.90	14.15	to	13.41

12/31/2022	110,649	23.87	to	21.78	2,537,626	1.07	1.25	to	1.90	(24.04)	to	(24.42)

12/31/2021	116,376	31.40	to	28.81	3,514,077	1.17	1.25	to	1.75	1.19	to	0.68

12/31/2020	138,262	31.03	to	28.62	4,133,057	0.18	1.25	to	1.75	23.22	to	22.61

12/31/2019	155,728	25.19	to	23.34	3,787,682	0.99	1.25	to	1.75	25.37	to	24.74

American Funds - Growth Fund of America® Class F -1 Shares

12/31/2023	230,900	52.21	to	47.32	11,529,239	0.56	1.25	to	1.90	35.44	to	34.56

12/31/2022	263,846	38.55	to	35.16	9,766,315	0.22	1.25	to	1.90	(31.67)	to	(32.01)

12/31/2021	293,858	56.36	to	51.71	15,935,427	-	1.25	to	1.75	17.78	to	17.20

12/31/2020	351,366	47.85	to	44.13	16,200,323	0.22	1.25	to	1.75	36.05	to	35.37

12/31/2019	382,796	35.17	to	32.60	13,012,196	0.66	1.25	to	1.75	26.47	to	25.84

American Funds - Income Fund of America® Class F -1 Shares

12/31/2023	101,096	28.02	to	25.40	2,729,505	3.64	1.25	to	1.90	6.21	to	5.52

12/31/2022	121,214	26.38	to	24.07	3,092,645	3.06	1.25	to	1.90	(7.72)	to	(8.18)

12/31/2021	135,310	28.57	to	26.21	3,743,875	2.74	1.25	to	1.75	15.84	to	15.26

12/31/2020	171,828	24.66	to	22.74	4,100,848	3.34	1.25	to	1.75	3.57	to	3.05

12/31/2019	192,508	23.81	to	22.07	4,446,467	3.22	1.25	to	1.75	17.36	to	16.78

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

At December 31						For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - Investment Company of America® Class F -1 Shares

12/31/2023	129,138	$41.66	to	$37.76	$5,167,415	1.49%	1.25%	to	1.90%	26.82%	to	26.00%

12/31/2022	148,708	32.85	to	29.97	4,700,716	1.28	1.25	to	1.90	(16.67)	to	(17.09)

12/31/2021	170,977	39.39	to	36.14	6,485,322	1.16	1.25	to	1.75	23.38	to	22.76

12/31/2020	199,180	31.93	to	29.44	6,139,119	1.51	1.25	to	1.75	13.01	to	12.45

12/31/2019	224,503	28.25	to	26.18	6,140,737	1.92	1.25	to	1.75	22.88	to	22.27

American Funds - The Bond Fund of America® Class A Shares

12/31/2023	183,839	15.57	to	15.57	2,861,968	3.62	1.30	to	1.30	3.35	to	3.35

12/31/2022	203,554	15.06	to	15.06	3,066,208	2.55	1.30	to	1.30	(13.81)	to	(13.81)

12/31/2021	234,415	17.48	to	17.48	4,096,621	1.42	1.30	to	1.30	(2.23)	to	(2.23)

12/31/2020	269,890	17.87	to	17.87	4,824,044	1.87	1.30	to	1.30	9.28	to	9.28

12/31/2019	323,345	16.36	to	16.36	5,288,522	2.33	1.30	to	1.30	6.62	to	6.62

American Funds - The Bond Fund of America® Class F -1 Shares

12/31/2023	140,457	12.97	to	11.76	1,732,492	3.59	1.25	to	1.90	3.37	to	2.70

12/31/2022	151,431	12.55	to	11.45	1,816,632	2.49	1.25	to	1.90	(13.86)	to	(14.29)

12/31/2021	157,041	14.56	to	13.35	2,191,573	1.38	1.25	to	1.75	(2.22)	to	(2.71)

12/31/2020	174,795	14.89	to	13.73	2,501,419	1.84	1.25	to	1.75	9.31	to	8.76

12/31/2019	196,533	13.62	to	12.62	2,580,830	2.29	1.25	to	1.75	6.63	to	6.10

American Funds - The Growth Fund of America® Class A Shares

12/31/2023	490,160	72.84	to	72.84	35,702,454	0.59	1.30	to	1.30	35.44	to	35.44

12/31/2022	563,340	53.78	to	53.78	30,296,769	0.27	1.30	to	1.30	(31.61)	to	(31.61)

12/31/2021	620,931	78.64	to	78.64	48,831,813	0.08	1.30	to	1.30	17.80	to	17.80

12/31/2020	691,859	66.76	to	66.76	46,189,947	0.29	1.30	to	1.30	36.03	to	36.03

12/31/2019	784,278	49.08	to	49.08	38,491,273	0.72	1.30	to	1.30	26.47	to	26.47

American Funds - The Income Fund of America® Class A Shares

12/31/2023	216,435	38.94	to	38.94	8,428,765	3.72	1.30	to	1.30	6.20	to	6.20

12/31/2022	242,098	36.67	to	36.67	8,877,720	3.13	1.30	to	1.30	(7.62)	to	(7.62)

12/31/2021	272,024	39.69	to	39.69	10,797,409	2.86	1.30	to	1.30	15.86	to	15.86

12/31/2020	297,789	34.26	to	34.26	10,201,793	3.35	1.30	to	1.30	3.61	to	3.61

12/31/2019	367,681	33.07	to	33.07	12,157,868	3.27	1.30	to	1.30	17.39	to	17.39

American Funds - The Investment Company of America® Class A Shares

12/31/2023	353,540	56.29	to	56.29	19,901,852	1.56	1.30	to	1.30	26.85	to	26.85

12/31/2022	396,820	44.38	to	44.38	17,610,195	1.38	1.30	to	1.30	(16.60)	to	(16.60)

12/31/2021	444,617	53.21	to	53.21	23,660,007	1.23	1.30	to	1.30	23.41	to	23.41

12/31/2020	493,659	43.12	to	43.12	21,287,232	1.58	1.30	to	1.30	13.01	to	13.01

12/31/2019	573,585	38.16	to	38.16	21,885,504	1.97	1.30	to	1.30	22.93	to	22.93

AMG Renaissance Large Cap Growth Class N Shares

12/31/2023	3,030	20.93	to	20.22	61,857	0.06	1.25	to	1.90	23.49	to	22.70

12/31/2022	3,447	16.95	to	16.48	57,276	0.14	1.25	to	1.90	(18.14)	to	(18.55)

12/31/2021	4,273	20.69	to	20.24	87,030	0.00	1.25	to	1.75	28.40	to	27.76

12/31/2020	6,300	16.11	to	15.84	100,242	0.11	1.25	to	1.75	22.01	to	21.40

12/31/2019	6,758	13.21	to	13.05	88,463	0.84	1.25	to	1.75	33.48	to	32.82

BlackRock Advantage Global Investor A Shares

12/31/2023	7,632	36.92	to	33.46	269,573	1.49	1.25	to	1.90	20.91	to	20.13

12/31/2022	9,185	30.53	to	27.85	269,227	1.59	1.25	to	1.90	(19.01)	to	(19.42)

12/31/2021	9,735	37.67	to	34.57	352,963	1.09	1.25	to	1.75	16.16	to	15.58

12/31/2020	10,558	32.43	to	29.91	329,846	1.32	1.25	to	1.75	14.11	to	13.54

12/31/2019	12,835	28.42	to	26.34	352,258	1.88	1.25	to	1.75	23.98	to	23.36

BlackRock Advantage International Investor A Shares

12/31/2023	75,341	20.32	to	19.07	1,472,903	2.63	1.25	to	1.90	17.63	to	16.87

12/31/2022	81,044	17.27	to	16.31	1,352,356	2.89	1.25	to	1.90	(14.82)	to	(15.25)

12/31/2021	98,008	20.27	to	19.25	1,926,866	2.97	1.25	to	1.75	11.37	to	10.82

12/31/2020	104,528	18.20	to	17.37	1,852,073	1.71	1.25	to	1.75	5.73	to	5.20

12/31/2019	108,295	17.21	to	16.51	1,819,872	2.52	1.25	to	1.75	19.86	to	19.26

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

At December 31						For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Advantage Large Cap Core Investor A Shares

12/31/2023	115,706	$41.86	to	$37.94	$4,624,401	0.85%	1.25%	to	1.90%	23.73%	to	22.93%

12/31/2022	138,155	33.83	to	30.86	4,469,776	0.89	1.25	to	1.90	(21.35)	to	(21.74)

12/31/2021	150,330	42.98	to	39.44	6,202,571	0.55	1.25	to	1.75	26.70	to	26.07

12/31/2020	183,352	33.92	to	31.28	5,989,790	0.96	1.25	to	1.75	18.06	to	17.47

12/31/2019	204,995	28.73	to	26.63	5,682,081	1.37	1.25	to	1.75	27.22	to	26.58

BlackRock Advantage Large Cap Value Investor A Shares

12/31/2023	94,536	32.17	to	29.16	2,885,957	1.51	1.25	to	1.90	12.01	to	11.29

12/31/2022	106,203	28.72	to	26.20	2,903,078	1.43	1.25	to	1.90	(10.06)	to	(10.50)

12/31/2021	114,334	31.90	to	29.27	3,481,864	1.15	1.25	to	1.75	24.90	to	24.28

12/31/2020	146,388	25.54	to	23.55	3,577,915	1.69	1.25	to	1.75	2.33	to	1.82

12/31/2019	146,745	24.96	to	23.13	3,516,766	1.83	1.25	to	1.75	22.84	to	22.23

BlackRock Advantage SMID Investor A Shares

12/31/2023	90,915	33.43	to	30.30	4,161,504	0.85	1.25	to	1.90	17.12	to	16.37

12/31/2022	107,072	28.54	to	26.04	4,156,263	0.81	1.25	to	1.90	(17.87)	to	(18.30)

12/31/2021	115,972	34.74	to	31.87	5,461,476	1.19	1.25	to	1.75	12.05	to	11.49

12/31/2020	134,100	31.00	to	28.59	5,598,415	0.67	1.25	to	1.75	18.01	to	17.42

12/31/2019	152,663	26.27	to	24.35	5,409,406	1.49	1.25	to	1.75	26.98	to	26.34

BlackRock Capital Appreciation Investor A Shares

12/31/2023	612,088	50.93	to	46.16	31,719,431	-	1.25	to	1.90	47.01	to	46.06

12/31/2022	840,987	34.64	to	31.60	29,658,675	-	1.25	to	1.90	(38.64)	to	(38.97)

12/31/2021	750,805	56.44	to	51.78	43,342,704	-	1.25	to	1.75	19.20	to	18.60

12/31/2020	924,583	47.35	to	43.66	44,721,433	-	1.25	to	1.75	38.35	to	37.66

12/31/2019	1,232,479	34.22	to	31.72	43,075,892	-	1.25	to	1.75	30.21	to	29.56

BlackRock Global Allocation Investor A Shares

12/31/2023	2,300,059	25.74	to	23.33	63,554,778	1.14	1.25	to	1.90	10.95	to	10.24

12/31/2022	2,646,832	23.20	to	21.16	66,245,918	-	1.25	to	1.90	(17.13)	to	(17.56)

12/31/2021	3,104,226	27.98	to	25.67	93,766,818	0.92	1.25	to	1.75	5.13	to	4.60

12/31/2020	3,485,383	26.61	to	24.54	100,777,175	0.47	1.25	to	1.75	19.29	to	18.70

12/31/2019	3,955,476	22.31	to	20.68	96,008,512	1.12	1.25	to	1.75	15.76	to	15.18

BlackRock High Yield Bond Investor A Shares

12/31/2023	778,870	16.86	to	15.82	12,700,319	6.56	1.25	to	1.90	11.94	to	11.22

12/31/2022	894,900	15.06	to	14.22	13,091,390	5.14	1.25	to	1.90	(12.04)	to	(12.48)

12/31/2021	1,097,933	17.11	to	16.25	18,309,702	4.39	1.25	to	1.75	4.22	to	3.70

12/31/2020	1,198,318	16.42	to	15.67	19,217,440	5.08	1.25	to	1.75	4.18	to	3.66

12/31/2019	1,249,911	15.76	to	15.12	19,290,934	5.38	1.25	to	1.75	13.67	to	13.10

BlackRock Impact Mortgage Investor A Shares

12/31/2023	1,153,649	9.75	to	9.14	11,110,199	3.27	1.25	to	1.90	3.16	to	2.49

12/31/2022	1,221,877	9.45	to	8.91	11,421,320	2.14	1.25	to	1.90	(14.50)	to	(14.95)

12/31/2021	1,398,790	11.04	to	10.48	15,305,841	1.21	1.25	to	1.75	(2.74)	to	(3.23)

12/31/2020	1,436,979	11.36	to	10.83	16,181,959	1.54	1.25	to	1.75	5.08	to	4.56

12/31/2019	1,446,049	10.81	to	10.36	15,509,828	2.31	1.25	to	1.75	5.13	to	4.60

BlackRock International Investor A Shares

12/31/2023	102,116	16.34	to	15.32	1,610,288	0.88	1.25	to	1.90	17.90	to	17.13

12/31/2022	122,032	13.86	to	13.08	1,642,196	0.87	1.25	to	1.90	(25.43)	to	(25.80)

12/31/2021	119,643	18.57	to	17.63	2,164,783	0.46	1.25	to	1.75	7.76	to	7.22

12/31/2020	141,275	17.23	to	16.44	2,374,222	0.22	1.25	to	1.75	19.96	to	19.36

12/31/2019	149,044	14.37	to	13.78	2,091,897	1.01	1.25	to	1.75	29.82	to	29.18

BlackRock iShares MSCI EAFE International Index Investor A Shares

12/31/2023	5,369	20.57	to	18.64	104,465	2.94	1.25	to	1.90	16.56	to	15.80

12/31/2022	6,266	17.65	to	16.10	104,818	2.22	1.25	to	1.90	(15.49)	to	(15.91)

12/31/2021	6,815	20.87	to	19.15	135,222	2.63	1.25	to	1.75	9.63	to	9.08

12/31/2020	7,916	19.03	to	17.55	143,729	1.91	1.25	to	1.75	6.34	to	5.81

12/31/2019	9,031	17.90	to	16.59	154,389	3.05	1.25	to	1.75	20.02	to	19.42

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

At December 31							For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares

12/31/2023		1,115	$33.35	to	$30.23	$35,200	1.34%	1.25%	to	1.90%	15.16%	to	14.41%

12/31/2022		1,189	28.96	to	26.42	32,699	0.86	1.25	to	1.90	(21.62)	to	(22.01)

12/31/2021		1,306	36.92	to	33.88	45,932	0.77	1.25	to	1.75	12.96	to	12.40

12/31/2020		1,349	32.68	to	30.14	42,145	0.87	1.25	to	1.75	18.18	to	17.59

12/31/2019		2,410	27.66	to	25.63	64,994	1.15	1.25	to	1.75	23.65	to	23.03

BlackRock iShares S&P 500 Index Investor A Shares

12/31/2023		725,529	31.65	to	29.93	22,484,689	1.27	1.25	to	1.90	24.28	to	23.48

12/31/2022		815,908	25.47	to	24.24	20,403,041	1.24	1.25	to	1.90	(19.44)	to	(19.87)

12/31/2021		857,110	31.60	to	30.25	26,644,665	1.04	1.25	to	1.75	26.64	to	26.01

12/31/2020		1,013,943	24.95	to	24.01	24,929,322	1.46	1.25	to	1.75	16.58	to	16.00

12/31/2019		1,099,064	21.40	to	20.70	23,218,000	1.87	1.25	to	1.75	29.39	to	28.74

BlackRock Large Cap Focus Growth Investor A Shares

12/31/2023		197,165	15.91	to	15.55	3,098,794	-	1.25	to	1.90	50.77	to	49.79

12/31/2022		249,101	10.55	to	10.38	2,606,897	-	1.25	to	1.90	(39.06)	to	(39.37)

12/31/2021		250,534	17.30	to	17.12	4,312,711	-	1.25	to	1.75	15.23	to	14.65

12/31/2020		311,393	15.01	to	14.93	4,662,905	-	1.25	to	1.75	44.62	to	43.90

12/31/2019	(1)	410,429	10.38	to	10.38	4,260,293	-	1.25	to	1.75	-	to	-

BlackRock Large Cap Focus Value Investor A Shares

12/31/2023		618,055	32.31	to	29.28	21,225,364	2.08	1.25	to	1.90	14.49	to	13.75

12/31/2022		726,717	28.22	to	25.74	21,808,215	1.27	1.25	to	1.90	(6.09)	to	(6.58)

12/31/2021		885,788	30.03	to	27.55	28,096,823	1.13	1.25	to	1.75	20.72	to	20.12

12/31/2020		1,107,228	24.88	to	22.94	28,961,254	2.01	1.25	to	1.75	1.70	to	1.19

12/31/2019		1,140,554	24.46	to	22.67	29,523,202	2.24	1.25	to	1.75	22.32	to	21.71

BlackRock Low Duration Bond Investor A Shares

12/31/2023		5,764	10.31	to	9.67	57,567	3.80	1.25	to	1.90	4.08	to	3.41

12/31/2022		6,118	9.91	to	9.35	58,915	2.01	1.25	to	1.90	(6.21)	to	(6.68)

12/31/2021		6,485	10.55	to	10.02	66,735	0.98	1.25	to	1.75	(1.74)	to	(2.23)

12/31/2020		6,932	10.74	to	10.24	72,757	1.83	1.25	to	1.75	1.92	to	1.42

12/31/2019		8,581	10.54	to	10.10	88,419	2.39	1.25	to	1.75	3.17	to	2.66

BlackRock Total Return Investor A Shares

12/31/2023		3,290,200	13.64	to	12.36	44,275,620	3.89	1.25	to	1.90	4.33	to	3.66

12/31/2022		3,575,452	13.07	to	11.92	46,187,301	2.47	1.25	to	1.90	(15.56)	to	(16.01)

12/31/2021		4,111,709	15.47	to	14.20	62,986,969	1.68	1.25	to	1.75	(2.19)	to	(2.68)

12/31/2020		4,240,037	15.82	to	14.59	66,543,677	2.07	1.25	to	1.75	7.23	to	6.69

12/31/2019		4,443,835	14.75	to	13.67	65,084,669	2.91	1.25	to	1.75	8.18	to	7.64

BNY Mellon Appreciation Investor Shares

12/31/2023		176,590	42.06	to	38.12	7,062,923	0.65	1.25	to	1.90	19.90	to	19.13

12/31/2022		211,913	35.08	to	32.00	7,104,483	0.54	1.25	to	1.90	(19.02)	to	(19.42)

12/31/2021		239,998	43.28	to	39.71	9,945,695	0.35	1.25	to	1.75	25.45	to	24.82

12/31/2020		307,193	34.50	to	31.82	10,165,712	0.67	1.25	to	1.75	22.47	to	21.86

12/31/2019		374,611	28.17	to	26.11	10,144,384	1.01	1.25	to	1.75	33.46	to	32.80

Cohen & Steers Real Estate Securities Class A Shares

12/31/2023		12,120	33.44	to	30.31	383,868	3.05	1.25	to	1.90	11.39	to	10.67

12/31/2022		14,809	30.03	to	27.39	424,654	2.61	1.25	to	1.90	(27.46)	to	(27.82)

12/31/2021		14,813	41.36	to	37.95	586,282	1.70	1.25	to	1.75	39.92	to	39.23

12/31/2020		17,010	29.56	to	27.26	482,310	3.09	1.25	to	1.75	(3.22)	to	(3.71)

12/31/2019		20,197	30.54	to	28.31	593,902	2.53	1.25	to	1.75	29.54	to	28.90

Columbia Large Cap Growth Opportunity Class A Shares

12/31/2023		204,811	23.63	to	22.74	4,737,463	-	1.25	to	1.90	29.64	to	28.80

12/31/2022		236,550	18.23	to	17.66	4,237,719	-	1.25	to	1.90	(30.61)	to	(30.96)

12/31/2021		236,188	26.25	to	25.58	6,114,990	-	1.25	to	1.75	17.59	to	17.01

12/31/2020		274,442	22.32	to	21.86	6,057,841	-	1.25	to	1.75	38.75	to	38.06

12/31/2019		343,691	16.09	to	15.83	5,482,080	-	1.25	to	1.75	34.25	to	33.58

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

At December 31						For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Columbia Select Mid Cap Growth Class A Shares

12/31/2023	18,574	$25.98	to	$24.32	$466,349	-%	1.25%	to	1.90%	23.40%	to	22.60%

12/31/2022	17,905	21.05	to	19.84	365,439	-	1.25	to	1.90	(32.34)	to	(32.68)

12/31/2021	16,577	31.09	to	29.46	501,343	-	1.25	to	1.75	14.77	to	14.20

12/31/2020	18,923	27.09	to	25.80	500,412	-	1.25	to	1.75	33.22	to	32.55

12/31/2019	19,177	20.33	to	19.47	380,975	-	1.25	to	1.75	33.12	to	32.46

Columbia Select Small Cap Value Class A Shares

12/31/2023	154,668	52.85	to	52.85	8,173,585	0.72	1.30	to	1.30	10.95	to	10.95

12/31/2022	169,654	47.63	to	47.63	8,080,415	0.73	1.30	to	1.30	(16.46)	to	(16.46)

12/31/2021	190,559	57.01	to	57.01	10,864,550	0.04	1.30	to	1.30	29.48	to	29.48

12/31/2020	246,935	44.03	to	44.03	10,873,757	0.02	1.30	to	1.30	8.16	to	8.16

12/31/2019	263,611	40.71	to	40.71	10,732,528	0.10	1.30	to	1.30	17.23	to	17.23

Davis New York Venture Class A Shares

12/31/2023	454,853	33.83	to	30.66	17,553,289	0.91	1.25	to	1.90	28.39	to	27.56

12/31/2022	533,227	26.35	to	24.03	16,000,186	1.48	1.25	to	1.90	(18.53)	to	(18.96)

12/31/2021	580,708	32.32	to	29.66	21,474,771	0.14	1.25	to	1.75	11.11	to	10.56

12/31/2020	659,474	29.09	to	26.82	21,890,888	0.56	1.25	to	1.75	10.03	to	9.48

12/31/2019	728,164	26.44	to	24.50	22,089,526	1.53	1.25	to	1.75	29.28	to	28.64

Delaware Mid Cap Growth Equity Class A Shares

12/31/2023	47,143	36.26	to	33.87	1,691,140	-	1.25	to	1.90	18.72	to	17.96

12/31/2022	56,707	30.54	to	28.71	1,713,855	-	1.25	to	1.90	(46.18)	to	(46.47)

12/31/2021	60,370	56.73	to	53.63	3,394,719	-	1.25	to	1.75	(9.54)	to	(9.99)

12/31/2020	68,821	62.71	to	59.59	4,281,251	-	1.25	to	1.75	91.51	to	90.56

12/31/2019	90,186	32.74	to	31.27	2,927,538	-	1.25	to	1.75	33.64	to	32.98

Eaton Vance Floating-Rate Class A Shares

12/31/2023	186,021	16.26	to	14.74	2,863,813	8.39	1.25	to	1.90	10.44	to	9.73

12/31/2022	217,282	14.72	to	13.43	3,043,980	4.54	1.25	to	1.90	(3.87)	to	(4.35)

12/31/2021	254,168	15.30	to	14.04	3,710,404	3.05	1.25	to	1.75	2.72	to	2.21

12/31/2020	245,523	14.90	to	13.74	3,498,398	3.58	1.25	to	1.75	0.89	to	0.39

12/31/2019	278,106	14.77	to	13.68	3,943,113	4.75	1.25	to	1.75	5.51	to	4.98

Eaton Vance Large-Cap Value Class A Shares

12/31/2023	135,231	23.81	to	21.84	3,068,945	1.01	1.25	to	1.90	6.58	to	5.89

12/31/2022	143,741	22.34	to	20.62	3,074,058	1.04	1.25	to	1.90	(4.06)	to	(4.54)

12/31/2021	169,307	23.27	to	21.60	3,788,416	1.01	1.25	to	1.75	22.75	to	22.14

12/31/2020	192,402	18.95	to	17.69	3,513,218	1.39	1.25	to	1.75	1.01	to	0.51

12/31/2019	186,566	18.76	to	17.60	3,381,664	1.28	1.25	to	1.75	28.18	to	27.54

Federated Hermes Equity Income Class A Shares

12/31/2023	55,105	18.90	to	17.87	1,010,627	1.14	1.25	to	1.90	7.70	to	7.00

12/31/2022	58,673	17.55	to	16.71	1,003,439	1.18	1.25	to	1.90	(9.19)	to	(9.64)

12/31/2021	73,177	19.31	to	18.49	1,380,093	0.87	1.25	to	1.75	19.40	to	18.81

12/31/2020	85,513	16.17	to	15.56	1,353,769	1.35	1.25	to	1.75	5.09	to	4.57

12/31/2019	89,882	15.39	to	14.88	1,357,749	2.15	1.25	to	1.75	19.76	to	19.16

Federated Hermes Kaufmann Class A Shares

12/31/2023	88,802	38.84	to	35.21	3,303,203	-	1.25	to	1.90	13.48	to	12.75

12/31/2022	98,209	34.23	to	31.22	3,229,075	-	1.25	to	1.90	(31.16)	to	(31.50)

12/31/2021	99,905	49.68	to	45.58	4,780,655	-	1.25	to	1.75	1.13	to	0.63

12/31/2020	113,118	49.13	to	45.30	5,365,023	-	1.25	to	1.75	26.98	to	26.35

12/31/2019	136,064	38.69	to	35.85	5,093,109	-	1.25	to	1.75	31.29	to	30.64

Fidelity Advisor® Equity Growth Class A Shares

12/31/2023	29,482	59.91	to	54.30	2,204,482	-	1.25	to	1.90	33.57	to	32.71

12/31/2022	35,769	44.85	to	40.92	2,004,557	-	1.25	to	1.90	(25.63)	to	(26.02)

12/31/2021	39,581	60.28	to	55.31	2,980,642	-	1.25	to	1.75	21.20	to	20.59

12/31/2020	41,562	49.74	to	45.87	2,582,960	-	1.25	to	1.75	41.64	to	40.94

12/31/2019	49,786	35.12	to	32.54	2,186,705	-	1.25	to	1.75	32.02	to	31.36

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

At December 31							For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity Advisor® Overseas Class A Shares

12/31/2023		17,700	$33.36	to	$33.36	$590,492	0.79%	1.30%	to	1.30%	18.46%	to	18.46%

12/31/2022		18,458	28.16	to	28.16	519,801	0.36	1.30	to	1.30	(25.58)	to	(25.58)

12/31/2021		19,001	37.84	to	37.84	719,006	-	1.30	to	1.30	17.39	to	17.39

12/31/2020		19,695	32.24	to	32.24	634,884	-	1.30	to	1.30	13.23	to	13.23

12/31/2019		25,111	28.47	to	28.47	714,929	0.80	1.30	to	1.30	25.73	to	25.73

Fidelity Advisor® Stock Selector Mid Cap Class A Shares

12/31/2023		12,499	54.83	to	54.83	685,329	0.61	1.30	to	1.30	15.35	to	15.35

12/31/2022		14,135	47.53	to	47.53	671,885	0.45	1.30	to	1.30	(15.21)	to	(15.21)

12/31/2021		15,146	56.06	to	56.06	849,127	0.45	1.30	to	1.30	21.34	to	21.34

12/31/2020		16,260	46.20	to	46.20	751,262	0.96	1.30	to	1.30	11.34	to	11.34

12/31/2019		19,123	41.50	to	41.50	793,586	0.54	1.30	to	1.30	27.61	to	27.61

Franklin Templeton Growth Class A Shares

12/31/2023		123,880	19.22	to	17.42	2,758,842	1.12	1.25	to	1.90	19.48	to	18.71

12/31/2022		155,444	16.09	to	14.67	2,837,302	0.86	1.25	to	1.90	(12.85)	to	(13.30)

12/31/2021		163,947	18.45	to	16.93	3,468,745	1.54	1.25	to	1.75	3.82	to	3.30

12/31/2020		191,463	17.77	to	16.39	3,839,615	1.07	1.25	to	1.75	4.43	to	3.91

12/31/2019		204,478	17.02	to	15.77	3,937,179	1.90	1.25	to	1.75	13.40	to	12.84

Invesco American Franchise Fund Class A Shares

12/31/2023		17,165	29.82	to	29.82	511,889	-	1.30	to	1.30	39.10	to	39.10

12/31/2022		19,323	21.44	to	21.44	414,252	-	1.30	to	1.30	(32.03)	to	(32.03)

12/31/2021		18,345	31.54	to	31.54	578,621	-	1.30	to	1.30	10.40	to	10.40

12/31/2020		19,291	28.57	to	28.57	551,117	-	1.30	to	1.30	40.34	to	40.34

12/31/2019		27,443	20.36	to	20.36	558,653	-	1.30	to	1.30	34.75	to	34.75

Invesco Capital Appreciation Class A Shares

12/31/2023		22,710	39.12	to	35.46	851,928	-	1.25	to	1.90	33.83	to	32.97

12/31/2022		25,871	29.23	to	26.67	727,611	-	1.25	to	1.90	(32.01)	to	(32.34)

12/31/2021		27,757	42.96	to	39.42	1,150,952	-	1.25	to	1.75	20.83	to	20.22

12/31/2020		29,073	35.56	to	32.79	997,840	-	1.25	to	1.75	34.59	to	33.92

12/31/2019		29,804	26.42	to	24.48	760,094	-	1.25	to	1.75	34.37	to	33.70

Invesco Charter Class A Shares

12/31/2023		10,056	29.06	to	29.06	292,246	0.49	1.30	to	1.30	21.45	to	21.45

12/31/2022		8,575	23.93	to	23.93	205,186	0.71	1.30	to	1.30	(21.74)	to	(21.74)

12/31/2021		8,903	30.58	to	30.58	272,225	0.35	1.30	to	1.30	25.75	to	25.75

12/31/2020		10,141	24.32	to	24.32	246,596	0.52	1.30	to	1.30	12.03	to	12.03

12/31/2019		13,583	21.70	to	21.70	294,809	0.79	1.30	to	1.30	27.34	to	27.34

Invesco Comstock Class A Shares

12/31/2023		659,692	36.20	to	32.81	26,149,898	1.72	1.25	to	1.90	10.85	to	10.13

12/31/2022		741,824	32.66	to	29.79	26,582,797	1.68	1.25	to	1.90	(0.49)	to	(1.01)

12/31/2021		974,096	32.80	to	30.10	34,752,813	1.42	1.25	to	1.75	31.66	to	31.01

12/31/2020		1,308,740	24.91	to	22.97	35,157,014	2.35	1.25	to	1.75	(2.02)	to	(2.51)

12/31/2019		1,309,519	25.43	to	23.56	36,241,728	2.08	1.25	to	1.75	23.79	to	23.17

Invesco Discovery Mid Cap Growth Class A Shares

12/31/2023		91,137	13.74	to	13.74	1,252,004	-	1.30	to	1.30	11.51	to	11.51

12/31/2022		100,164	12.32	to	12.32	1,234,003	-	1.30	to	1.30	(31.98)	to	(31.98)

12/31/2021		106,532	18.11	to	18.11	1,929,642	-	1.30	to	1.30	17.33	to	17.33

12/31/2020	(1)	121,933	15.44	to	15.44	1,882,373	-	1.30	to	1.30	-	to	-

Invesco Equity and Income Class A Shares

12/31/2023		48,142	38.77	to	38.77	1,866,618	1.99	1.30	to	1.30	8.57	to	8.57

12/31/2022		54,802	35.71	to	35.71	1,957,053	1.75	1.30	to	1.30	(8.91)	to	(8.91)

12/31/2021		59,548	39.20	to	39.20	2,334,443	1.30	1.30	to	1.30	16.50	to	16.50

12/31/2020		64,784	33.65	to	33.65	2,180,041	1.80	1.30	to	1.30	8.55	to	8.55

12/31/2019		77,383	31.00	to	31.00	2,398,841	1.85	1.30	to	1.30	18.52	to	18.52

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

At December 31						For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco Fundamental Alternatives Class A Shares

12/31/2023	23,856	$15.96	to	$15.96	$380,821	0.82%	1.30%	to	1.30%	2.22%	to	2.22%

12/31/2022	26,240	15.62	to	15.62	409,805	-	1.30	to	1.30	(8.47)	to	(8.47)

12/31/2021	28,973	17.06	to	17.06	494,370	2.71	1.30	to	1.30	1.16	to	1.16

12/31/2020	30,309	16.87	to	16.87	511,217	1.66	1.30	to	1.30	0.15	to	0.15

12/31/2019	36,949	16.84	to	16.84	622,263	2.01	1.30	to	1.30	5.20	to	5.20

Invesco Global Class A Shares

12/31/2023	47,861	54.91	to	54.91	2,627,939	-	1.30	to	1.30	32.31	to	32.31

12/31/2022	53,306	41.50	to	41.50	2,212,232	-	1.30	to	1.30	(33.02)	to	(33.02)

12/31/2021	53,239	61.96	to	61.96	3,298,718	-	1.30	to	1.30	13.87	to	13.87

12/31/2020	57,730	54.41	to	54.41	3,141,210	-	1.30	to	1.30	25.97	to	25.97

12/31/2019	65,159	43.19	to	43.19	2,814,484	0.57	1.30	to	1.30	29.87	to	29.87

Invesco Main Street Class A Shares

12/31/2023	38,878	39.06	to	35.40	1,647,210	0.15	1.25	to	1.90	21.55	to	20.76

12/31/2022	56,886	32.13	to	29.31	1,935,595	0.90	1.25	to	1.90	(21.20)	to	(21.62)

12/31/2021	60,667	40.76	to	37.40	2,623,342	0.59	1.25	to	1.75	26.02	to	25.39

12/31/2020	66,220	32.34	to	29.83	2,289,129	0.88	1.25	to	1.75	12.94	to	12.38

12/31/2019	71,899	28.64	to	26.54	2,213,899	0.86	1.25	to	1.75	30.30	to	29.65

Invesco Main Street Mid Cap Class A Shares

12/31/2023	63,190	36.51	to	33.09	2,181,634	-	1.25	to	1.90	13.06	to	12.33

12/31/2022	69,962	32.29	to	29.45	2,143,133	0.11	1.25	to	1.90	(15.48)	to	(15.90)

12/31/2021	90,202	38.17	to	35.02	3,275,848	0.20	1.25	to	1.75	21.50	to	20.89

12/31/2020	110,563	31.42	to	28.97	3,317,940	-	1.25	to	1.75	7.78	to	7.24

12/31/2019	34,601	29.15	to	27.01	974,834	-	1.25	to	1.75	30.50	to	29.85

Invesco Value Opportunities Class A Shares

12/31/2023	138,320	2.82	to	2.65	376,156	0.22	1.25	to	1.90	13.72	to	12.98

12/31/2022	147,533	2.48	to	2.34	354,532	0.67	1.25	to	1.90	0.02	to	(0.48)

12/31/2021	131,334	2.48	to	2.35	316,717	0.57	1.25	to	1.75	33.91	to	33.24

12/31/2020	157,303	1.85	to	1.77	284,549	0.30	1.25	to	1.75	4.17	to	3.65

12/31/2019	163,682	1.78	to	1.70	284,733	-	1.25	to	1.75	28.26	to	27.63

Janus Henderson Enterprise Class A Shares

12/31/2023	378,689	59.90	to	55.60	21,840,743	-	1.25	to	1.90	16.12	to	15.37

12/31/2022	446,160	51.59	to	48.19	22,241,684	-	1.25	to	1.90	(17.43)	to	(17.84)

12/31/2021	512,548	62.42	to	58.65	31,019,403	0.69	1.25	to	1.75	15.52	to	14.94

12/31/2020	614,864	54.04	to	51.03	32,290,410	-	1.25	to	1.75	18.40	to	17.81

12/31/2019	716,203	45.64	to	43.31	31,848,368	0.09	1.25	to	1.75	33.12	to	32.45

Janus Henderson Forty Class A Shares

12/31/2023	98,566	49.26	to	45.19	4,647,156	0.01	1.25	to	1.90	37.81	to	36.92

12/31/2022	121,669	35.74	to	33.00	4,178,925	-	1.25	to	1.90	(34.58)	to	(34.90)

12/31/2021	121,433	54.59	to	50.70	6,397,342	0.40	1.25	to	1.75	21.14	to	20.54

12/31/2020	155,943	45.07	to	42.06	6,792,692	0.17	1.25	to	1.75	37.09	to	36.41

12/31/2019	207,711	32.87	to	30.83	6,621,794	0.09	1.25	to	1.75	34.76	to	34.09

JPMorgan Small Cap Growth Class A Shares

12/31/2023	40,278	33.75	to	30.96	1,307,895	-	1.25	to	1.90	12.45	to	11.72

12/31/2022	49,681	30.02	to	27.71	1,435,440	-	1.25	to	1.90	(33.32)	to	(33.65)

12/31/2021	49,048	44.98	to	41.77	2,129,822	-	1.25	to	1.75	(7.23)	to	(7.69)

12/31/2020	53,337	48.49	to	45.25	2,505,302	0.06	1.25	to	1.75	57.23	to	56.45

12/31/2019	69,592	30.84	to	28.92	2,082,211	-	1.25	to	1.75	35.40	to	34.72

Lord Abbett Affiliated Class A Shares

12/31/2023	50,177	28.09	to	25.46	1,350,694	1.81	1.25	to	1.90	9.12	to	8.41

12/31/2022	53,690	25.74	to	23.48	1,330,706	1.77	1.25	to	1.90	(11.04)	to	(11.48)

12/31/2021	59,993	28.91	to	26.53	1,674,915	1.47	1.25	to	1.75	25.17	to	24.55

12/31/2020	79,395	23.10	to	21.30	1,769,808	2.11	1.25	to	1.75	(2.50)	to	(2.98)

12/31/2019	78,580	23.69	to	21.95	1,800,322	2.29	1.25	to	1.75	23.69	to	23.07

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

At December 31						For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Lord Abbett Bond-Debenture Class A Shares

12/31/2023	371,258	$21.25	to	$19.26	$8,547,443	5.22%	1.25%	to	1.90%	5.53%	to	4.85%

12/31/2022	394,108	20.13	to	18.37	8,784,985	4.35	1.25	to	1.90	(13.81)	to	(14.26)

12/31/2021	464,968	23.35	to	21.42	11,996,751	3.33	1.25	to	1.75	1.97	to	1.46

12/31/2020	536,369	22.90	to	21.11	13,700,430	3.93	1.25	to	1.75	6.26	to	5.73

12/31/2019	555,689	21.55	to	19.97	13,314,534	4.11	1.25	to	1.75	11.96	to	11.41

Lord Abbett Mid Cap Stock Class A Shares

12/31/2023	265,044	28.80	to	26.11	9,405,150	0.54	1.25	to	1.90	14.07	to	13.33

12/31/2022	306,153	25.25	to	23.03	9,442,562	0.95	1.25	to	1.90	(12.21)	to	(12.67)

12/31/2021	330,573	28.75	to	26.38	11,656,273	0.73	1.25	to	1.75	27.28	to	26.65

12/31/2020	375,979	22.59	to	20.83	10,340,030	1.33	1.25	to	1.75	1.46	to	0.95

12/31/2019	409,041	22.26	to	20.63	11,136,761	0.85	1.25	to	1.75	21.38	to	20.78

MFS® Growth Class A Shares

12/31/2023	231,059	46.94	to	46.94	10,845,931	-	1.30	to	1.30	34.04	to	34.04

12/31/2022	293,959	35.02	to	35.02	10,294,364	-	1.30	to	1.30	(32.21)	to	(32.21)

12/31/2021	283,077	51.66	to	51.66	14,623,140	-	1.30	to	1.30	21.74	to	21.74

12/31/2020	348,978	42.43	to	42.43	14,807,655	-	1.30	to	1.30	29.60	to	29.60

12/31/2019	431,574	32.74	to	32.74	14,129,662	-	1.30	to	1.30	35.58	to	35.58

MFS® Mid Cap Growth Class A Shares

12/31/2023	160,419	54.10	to	54.10	8,679,035	-	1.30	to	1.30	19.44	to	19.44

12/31/2022	187,406	45.30	to	45.30	8,488,981	-	1.30	to	1.30	(29.45)	to	(29.45)

12/31/2021	184,310	64.20	to	64.20	11,833,470	-	1.30	to	1.30	12.27	to	12.27

12/31/2020	215,077	57.19	to	57.19	12,299,401	-	1.30	to	1.30	33.58	to	33.58

12/31/2019	269,458	42.81	to	42.81	11,535,422	-	1.30	to	1.30	35.65	to	35.65

MFS® Research International Class A Shares

12/31/2023	159,672	32.27	to	32.27	5,152,248	1.49	1.30	to	1.30	11.65	to	11.65

12/31/2022	173,257	28.90	to	28.90	5,007,427	1.31	1.30	to	1.30	(18.58)	to	(18.58)

12/31/2021	191,854	35.50	to	35.50	6,809,974	1.02	1.30	to	1.30	10.15	to	10.15

12/31/2020	212,238	32.22	to	32.22	6,839,050	0.81	1.30	to	1.30	11.44	to	11.44

12/31/2019	237,612	28.92	to	28.92	6,870,604	1.60	1.30	to	1.30	26.03	to	26.03

PIMCO CommodityRealReturn Strategy Class A Shares

12/31/2023	677,054	7.78	to	7.05	5,014,119	4.59	1.25	to	1.90	(9.02)	to	(9.61)

12/31/2022	718,870	8.55	to	7.80	5,869,360	34.05	1.25	to	1.90	7.01	to	6.48

12/31/2021	1,022,118	7.98	to	7.33	7,817,094	21.83	1.25	to	1.75	31.15	to	30.50

12/31/2020	1,412,865	6.09	to	5.61	8,259,524	1.43	1.25	to	1.75	(0.83)	to	(1.33)

12/31/2019	1,393,501	6.14	to	5.69	8,237,484	3.72	1.25	to	1.75	10.36	to	9.81

PIMCO Low Duration Class A Shares

12/31/2023	2,585,774	11.77	to	10.80	29,139,752	3.80	1.25	to	1.90	3.71	to	3.04

12/31/2022	2,963,159	11.35	to	10.48	32,321,610	1.68	1.25	to	1.90	(6.69)	to	(7.16)

12/31/2021	3,696,998	12.16	to	11.29	43,322,116	0.54	1.25	to	1.75	(2.20)	to	(2.69)

12/31/2020	3,764,611	12.43	to	11.60	45,208,636	1.56	1.25	to	1.75	1.83	to	1.32

12/31/2019	3,837,849	12.21	to	11.45	45,371,507	3.07	1.25	to	1.75	2.88	to	2.37

PIMCO Real Return Class A Shares

12/31/2023	1,406,100	14.45	to	13.10	19,325,213	2.86	1.25	to	1.90	2.05	to	1.39

12/31/2022	1,572,441	14.16	to	12.92	21,259,835	7.50	1.25	to	1.90	(13.38)	to	(13.81)

12/31/2021	1,865,697	16.33	to	14.99	29,197,941	4.74	1.25	to	1.75	3.95	to	3.43

12/31/2020	2,021,251	15.71	to	14.49	30,502,494	2.23	1.25	to	1.75	10.25	to	9.70

12/31/2019	2,228,130	14.25	to	13.21	30,569,591	1.56	1.25	to	1.75	6.75	to	6.21

PIMCO Total Return Class A Shares

12/31/2023	3,539,220	15.29	to	13.86	53,516,295	3.55	1.25	to	1.90	4.63	to	3.95

12/31/2022	3,852,999	14.62	to	13.33	55,794,500	3.59	1.25	to	1.90	(15.49)	to	(15.93)

12/31/2021	4,460,931	17.29	to	15.86	76,529,481	1.96	1.25	to	1.75	(2.41)	to	(2.89)

12/31/2020	4,659,009	17.71	to	16.33	82,185,522	2.17	1.25	to	1.75	7.16	to	6.63

12/31/2019	4,966,726	16.53	to	15.32	81,835,812	3.46	1.25	to	1.75	6.55	to	6.02

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

At December 31						For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Pioneer Class A Shares

12/31/2023	27,227	$45.73	to	$41.45	$1,174,534	0.87%	1.25%	to	1.90%	27.12%	to	26.30%

12/31/2022	29,740	35.97	to	32.82	1,022,519	0.54	1.25	to	1.90	(20.53)	to	(20.93)

12/31/2021	24,046	45.24	to	41.50	1,040,778	0.11	1.25	to	1.75	26.22	to	25.59

12/31/2020	31,780	35.84	to	33.05	1,092,028	0.49	1.25	to	1.75	22.36	to	21.75

12/31/2019	30,962	29.29	to	27.14	873,144	0.79	1.25	to	1.75	29.37	to	28.73

Pioneer High Yield Class A Shares

12/31/2023	97,155	20.75	to	18.80	1,906,733	5.40	1.25	to	1.90	9.07	to	8.37

12/31/2022	95,275	19.02	to	17.35	1,725,211	5.07	1.25	to	1.90	(12.04)	to	(12.47)

12/31/2021	110,682	21.61	to	19.83	2,286,681	4.25	1.25	to	1.75	4.44	to	3.92

12/31/2020	116,741	20.69	to	19.08	2,313,263	5.29	1.25	to	1.75	1.79	to	1.28

12/31/2019	122,977	20.33	to	18.84	2,399,281	5.08	1.25	to	1.75	12.67	to	12.11

Pioneer Select Mid Cap Growth Class A Shares

12/31/2023	5,691	38.59	to	35.83	212,458	-	1.25	to	1.90	17.19	to	16.43

12/31/2022	6,639	32.93	to	30.78	211,789	-	1.25	to	1.90	(32.18)	to	(32.52)

12/31/2021	8,630	48.52	to	45.61	406,330	-	1.25	to	1.75	6.62	to	6.09

12/31/2020	8,413	45.51	to	42.99	371,623	-	1.25	to	1.75	37.22	to	36.53

12/31/2019	12,127	33.16	to	31.49	390,291	-	1.25	to	1.75	31.08	to	30.43

Putnam International Equity Class A Shares

12/31/2023	344,591	26.93	to	26.93	9,278,635	1.88	1.30	to	1.30	17.09	to	17.09

12/31/2022	387,757	23.00	to	23.00	8,916,817	-	1.30	to	1.30	(15.94)	to	(15.94)

12/31/2021	439,879	27.36	to	27.36	12,034,000	1.32	1.30	to	1.30	7.36	to	7.36

12/31/2020	486,489	25.48	to	25.48	12,396,804	1.25	1.30	to	1.30	10.30	to	10.30

12/31/2019	533,646	23.10	to	23.10	12,328,992	1.63	1.30	to	1.30	23.88	to	23.88

Putnam Large Cap Growth Class A Shares

12/31/2023	63,716	28.64	to	28.64	1,825,043	-	1.30	to	1.30	42.37	to	42.37

12/31/2022	75,742	20.12	to	20.12	1,523,823	-	1.30	to	1.30	(31.24)	to	(31.24)

12/31/2021	76,682	29.26	to	29.26	2,243,749	-	1.30	to	1.30	20.94	to	20.94

12/31/2020	84,284	24.19	to	24.19	2,039,130	-	1.30	to	1.30	36.62	to	36.62

12/31/2019	82,437	17.71	to	17.71	1,459,856	-	1.30	to	1.30	34.66	to	34.66

Putnam Large Cap Value Class A Shares

12/31/2023	44,592	18.52	to	18.52	825,643	1.51	1.30	to	1.30	13.91	to	13.91

12/31/2022	48,838	16.25	to	16.25	793,831	1.80	1.30	to	1.30	(4.34)	to	(4.34)

12/31/2021	40,213	16.99	to	16.99	683,288	1.19	1.30	to	1.30	25.20	to	25.20

12/31/2020	45,036	13.57	to	13.57	611,188	1.67	1.30	to	1.30	4.47	to	4.47

12/31/2019	37,608	12.99	to	12.99	488,571	1.35	1.30	to	1.30	28.25	to	28.25

TA Aegon Sustainable Equity Income Service Class

12/31/2023	223,808	11.52	to	11.13	2,567,186	1.91	1.25	to	1.90	4.69	to	4.01

12/31/2022	243,900	11.00	to	10.70	2,674,194	1.84	1.25	to	1.90	(12.98)	to	(13.44)

12/31/2021	290,104	12.63	to	12.36	3,654,803	1.86	1.25	to	1.75	20.60	to	20.00

12/31/2020	355,775	10.48	to	10.30	3,719,030	2.78	1.25	to	1.75	(8.74)	to	(9.19)

12/31/2019	389,049	11.48	to	11.34	4,459,313	2.19	1.25	to	1.75	22.04	to	21.43

TA Asset Allocation - Conservative Class A Shares

12/31/2023	48,437	11.78	to	11.36	559,916	2.34	1.25	to	1.90	8.87	to	8.16

12/31/2022	76,427	10.82	to	10.50	817,555	1.68	1.25	to	1.90	(16.29)	to	(16.73)

12/31/2021	89,073	12.92	to	12.61	1,141,030	2.11	1.25	to	1.75	4.11	to	3.59

12/31/2020	102,861	12.41	to	12.18	1,267,053	2.95	1.25	to	1.75	11.75	to	11.20

12/31/2019	60,886	11.10	to	10.95	672,140	3.73	1.25	to	1.75	10.94	to	10.39

TA Asset Allocation - Moderate Class A Shares

12/31/2023	105,950	12.57	to	12.13	1,316,550	2.18	1.25	to	1.90	11.27	to	10.55

12/31/2022	131,518	11.30	to	10.97	1,470,956	1.52	1.25	to	1.90	(17.13)	to	(17.56)

12/31/2021	88,483	13.63	to	13.31	1,198,284	2.52	1.25	to	1.75	6.57	to	6.04

12/31/2020	75,470	12.79	to	12.55	961,085	2.23	1.25	to	1.75	13.22	to	12.66

12/31/2019	60,062	11.29	to	11.14	676,723	2.22	1.25	to	1.75	13.28	to	12.72

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

At December 31							For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Asset Allocation - Moderate Growth Class A Shares

12/31/2023		128,051	$13.69	to	$13.20	$1,731,302	1.84%	1.25%	to	1.90%	14.27%	to	13.53%

12/31/2022		135,459	11.98	to	11.63	1,606,662	0.88	1.25	to	1.90	(18.46)	to	(18.89)

12/31/2021		171,347	14.68	to	14.34	2,495,528	2.57	1.25	to	1.75	9.98	to	9.43

12/31/2020		224,165	13.35	to	13.10	2,966,903	1.18	1.25	to	1.75	15.45	to	14.88

12/31/2019		245,782	11.56	to	11.40	2,826,050	1.83	1.25	to	1.75	16.39	to	15.81

TA BlackRock Government Money Market Initial Class

12/31/2023		569,758	10.15	to	9.92	5,735,835	4.79	1.25	to	1.90	3.56	to	2.89

12/31/2022		466,406	9.80	to	9.64	4,551,231	1.48	1.25	to	1.90	0.10	to	(0.43)

12/31/2021		411,733	9.78	to	9.68	4,017,112	0.00	1.25	to	1.75	(1.24)	to	(1.73)

12/31/2020		377,342	9.91	to	9.85	3,730,601	0.06	1.25	to	1.75	(0.96)	to	(1.45)

12/31/2019	(1)	4,662	10.00	to	10.00	46,621	0.14	1.25	to	1.75	-	to	-

TA Bond Class A Shares

12/31/2023		650,360	1.40	to	1.30	880,191	3.69	1.25	to	1.90	4.65	to	3.97

12/31/2022		616,956	1.34	to	1.25	801,112	2.79	1.25	to	1.90	(14.58)	to	(15.01)

12/31/2021		721,671	1.56	to	1.47	1,101,155	2.17	1.25	to	1.75	(1.36)	to	(1.86)

12/31/2020		628,110	1.58	to	1.50	974,770	2.36	1.25	to	1.75	5.26	to	4.73

12/31/2019		650,680	1.50	to	1.43	960,900	3.13	1.25	to	1.75	7.72	to	7.18

TA International Focus Initial Class

12/31/2023		5,434,870	12.43	to	12.01	66,480,045	1.98	1.25	to	1.90	11.14	to	10.42

12/31/2022		6,194,561	11.18	to	10.88	68,406,004	3.02	1.25	to	1.90	(21.08)	to	(21.49)

12/31/2021		6,800,730	14.16	to	13.85	95,378,126	1.21	1.25	to	1.75	9.44	to	8.90

12/31/2020		7,730,565	12.94	to	12.72	99,279,440	2.26	1.25	to	1.75	19.40	to	18.80

12/31/2019		9,181,186	10.84	to	10.71	98,971,470	1.62	1.25	to	1.75	26.10	to	25.47

TA JPMorgan Mid Cap Value Service Class

12/31/2023		120,149	14.37	to	13.89	1,720,797	1.24	1.25	to	1.90	9.20	to	8.49

12/31/2022		134,973	13.16	to	12.80	1,771,368	0.56	1.25	to	1.90	(9.61)	to	(10.08)

12/31/2021		140,383	14.55	to	14.24	2,037,857	0.60	1.25	to	1.75	27.25	to	26.61

12/31/2020		144,775	11.44	to	11.25	1,652,582	1.01	1.25	to	1.75	(0.22)	to	(0.72)

12/31/2019		163,355	11.46	to	11.33	1,869,934	1.10	1.25	to	1.75	24.43	to	23.81

TA Multi-Managed Balanced Class A Shares

12/31/2023		96,409	15.66	to	15.11	1,497,664	1.55	1.25	to	1.90	16.96	to	16.20

12/31/2022		92,381	13.39	to	13.00	1,228,872	1.00	1.25	to	1.90	(17.58)	to	(18.01)

12/31/2021		94,670	16.24	to	15.86	1,528,612	0.59	1.25	to	1.75	15.12	to	14.55

12/31/2020		113,892	14.11	to	13.84	1,599,096	1.10	1.25	to	1.75	14.12	to	13.55

12/31/2019		45,711	12.36	to	12.19	563,282	1.42	1.25	to	1.75	19.81	to	19.21

TA Small/Mid Cap Value Class A Shares

12/31/2023		783,326	30.69	to	28.29	23,067,157	0.85	1.25	to	1.90	10.57	to	9.86

12/31/2022		871,791	27.75	to	25.75	23,312,861	0.51	1.25	to	1.90	(9.71)	to	(10.16)

12/31/2021		1,087,248	30.71	to	28.66	32,281,834	0.05	1.25	to	1.75	25.61	to	24.98

12/31/2020		1,414,551	24.45	to	22.94	33,516,522	0.58	1.25	to	1.75	1.97	to	1.46

12/31/2019		1,436,186	23.98	to	22.61	33,454,606	0.48	1.25	to	1.75	23.06	to	22.45

TA Sustainable Equity Income Class A Shares

12/31/2023		2,806,642	14.91	to	14.16	40,961,183	1.66	1.25	to	1.90	4.54	to	3.86

12/31/2022		2,940,434	14.26	to	13.63	41,175,403	1.78	1.25	to	1.90	(12.79)	to	(13.24)

12/31/2021		3,512,199	16.35	to	15.71	56,508,169	1.10	1.25	to	1.75	20.47	to	19.87

12/31/2020		4,409,162	13.57	to	13.11	58,994,566	2.06	1.25	to	1.75	(9.08)	to	(9.53)

12/31/2019		3,998,302	14.92	to	14.49	58,954,153	2.08	1.25	to	1.75	21.70	to	21.09

TA T. Rowe Price Small Cap Service Class

12/31/2023		245,856	16.18	to	15.63	3,909,435	-	1.25	to	1.90	19.38	to	18.61

12/31/2022		275,948	13.55	to	13.18	3,688,820	-	1.25	to	1.90	(23.62)	to	(24.00)

12/31/2021		304,452	17.73	to	17.34	5,339,069	-	1.25	to	1.75	9.70	to	9.15

12/31/2020		342,938	16.16	to	15.89	5,494,625	-	1.25	to	1.75	21.77	to	21.16

12/31/2019		401,768	13.27	to	13.11	5,299,872	-	1.25	to	1.75	30.75	to	30.09

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

At December 31						For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA TS&W International Equity Service Class

12/31/2023	225,711	$11.89	to	$11.49	$2,629,061	0.79%	1.25%	to	1.90%	13.83%	to	13.10%

12/31/2022	281,562	10.44	to	10.16	2,896,637	3.07	1.25	to	1.90	(15.76)	to	(16.18)

12/31/2021	325,419	12.39	to	12.12	3,985,217	1.64	1.25	to	1.75	11.80	to	11.24

12/31/2020	360,971	11.08	to	10.90	3,964,397	2.97	1.25	to	1.75	4.88	to	4.36

12/31/2019	370,379	10.57	to	10.44	3,888,418	1.17	1.25	to	1.75	19.24	to	18.64

TA US Growth Class A Shares

12/31/2023	653,778	39.26	to	36.91	24,874,322	-	1.25	to	1.90	39.64	to	38.74

12/31/2022	882,404	28.11	to	26.60	24,136,995	-	1.25	to	1.90	(32.55)	to	(32.88)

12/31/2021	847,968	41.65	to	39.64	34,477,085	-	1.25	to	1.75	18.71	to	18.12

12/31/2020	1,053,497	35.08	to	33.56	36,164,951	-	1.25	to	1.75	34.20	to	33.53

12/31/2019	1,402,979	26.14	to	25.13	35,973,537	-	1.25	to	1.75	37.62	to	36.93

TA WMC US Growth Service Class

12/31/2023	14,719	22.54	to	21.79	325,216	-	1.25	to	1.90	39.97	to	39.06

12/31/2022	300	16.10	to	15.67	4,771	-	1.25	to	1.90	(32.42)	to	(32.76)

12/31/2021	625	23.81	to	23.30	14,660	-	1.25	to	1.75	18.88	to	18.28

12/31/2020	1,342	20.03	to	19.70	26,530	-	1.25	to	1.75	35.24	to	34.56

12/31/2019	705	14.81	to	14.64	10,348	-	1.25	to	1.75	37.94	to	37.26

Virtus AllianzGI Dividend Value Class A Shares

12/31/2023	141,020	20.07	to	18.41	2,694,623	3.57	1.25	to	1.90	17.67	to	16.91

12/31/2022	159,900	17.06	to	15.75	2,606,367	1.59	1.25	to	1.90	(14.84)	to	(15.26)

12/31/2021	193,849	20.02	to	18.59	3,721,834	1.35	1.25	to	1.75	26.94	to	26.30

12/31/2020	254,088	15.77	to	14.72	3,853,830	1.80	1.25	to	1.75	(3.71)	to	(4.19)

12/31/2019	262,812	16.37	to	15.36	4,149,849	1.76	1.25	to	1.75	23.11	to	22.49

Virtus AllianzGI Small-Cap Value Class A Shares

12/31/2023	75,835	31.75	to	28.77	3,120,429	2.13	1.25	to	1.90	21.47	to	20.69

12/31/2022	100,965	26.13	to	23.84	3,305,168	0.98	1.25	to	1.90	(17.30)	to	(17.74)

12/31/2021	106,952	31.59	to	28.98	4,234,708	0.99	1.25	to	1.75	22.69	to	22.08

12/31/2020	127,664	25.75	to	23.74	4,079,987	1.91	1.25	to	1.75	(5.79)	to	(6.26)

12/31/2019	142,897	27.33	to	25.33	4,894,390	0.42	1.25	to	1.75	22.74	to	22.13

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $40, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.90% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.